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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



GEI U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS -  MARCH 31, 2005 (UNAUDITED)

                                                                   NUMBER OF
                                                                    SHARES                            VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.3%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.6%
Cablevision Systems Corp. (Class A)                                   1,855                        $   52,033  (a)
Carnival Corp.                                                       17,795                           921,959
Comcast Corp. (Class A)                                               1,945                            65,702  (a)
Comcast Corp. (Class A) (Special)                                    56,140                         1,875,076  (a)
eBay Inc.                                                             4,158                           154,927  (a)
Family Dollar Stores, Inc.                                           11,968                           363,348
Liberty Media Corp. (Series A)                                      188,147                         1,951,084  (a,h)
Liberty Media International
Inc. (Series A)                                                       9,704                           424,453  (a)
Lowe's Companies, Inc.                                               15,854                           905,105
News Corp. (Class A)                                                 21,727                           367,621
Omnicom Group                                                         7,396                           654,694
Target Corp.                                                         29,685                         1,484,844
The Home Depot, Inc.                                                 23,848                           911,948
Time Warner Inc.                                                     44,377                           778,816  (a)
Tribune Co.                                                           6,472                           258,039
Viacom Inc. (Class B)                                                34,958                         1,217,587
                                                                                                   12,387,236

CONSUMER STAPLES - 10.0%
Altria Group, Inc.                                                    1,461                            95,535
Anheuser-Busch Companies, Inc.                                       11,094                           525,745
Avon Products, Inc.                                                   3,997                           171,631
Clorox Co.                                                           22,364                         1,408,708
Colgate-Palmolive Co.                                                22,357                         1,166,365
Kellogg Co.                                                          14,968                           647,665
Kimberly-Clark Corp.                                                 18,995                         1,248,541
PepsiCo, Inc.                                                        48,391                         2,566,175
Procter & Gamble Co.                                                 13,868                           735,004
Sara Lee Corp.                                                       30,695                           680,201
The Coca-Cola Co.                                                     6,934                           288,940
Wal-Mart Stores, Inc.                                                22,581                         1,131,534
                                                                                                   10,666,044

ENERGY - 9.0%
Amerada Hess Corp.                                                    2,391                           230,038
Burlington Resources Inc.                                            26,027                         1,303,172
ConocoPhillips Co.                                                    5,739                           618,894
EnCana Corp.                                                          8,097                           570,191
Exxon Mobil Corp.                                                    65,087                         3,879,185  (h)
Halliburton Co.                                                       8,321                           359,883
Nabors Industries Ltd.                                                6,413                           379,265  (a)
Occidental Petroleum Corp.                                            9,430                           671,133
Schlumberger Ltd.                                                    22,418                         1,580,021
                                                                                                    9,591,782

FINANCIALS - 18.3%
AFLAC Incorporated                                                    6,050                           225,423
Allstate Corp.                                                       21,425                         1,158,236
American International Group, Inc.                                   30,027                         1,663,796
Bank of America Corp.                                                41,259                         1,819,522  (h)
Berkshire Hathaway Inc. (Class B)                                       141                           402,696  (a)
Chubb Corp.                                                           9,330                           739,589
Citigroup Inc.                                                       75,414                         3,389,105  (h)
Federal Home Loan Mortgage Corp.                                      5,338                           337,362
Federal National Mortgage Assoc.                                     29,942                         1,630,342
HCC Insurance Holdings, Inc.                                          3,945                           142,651
JPMorgan Chase & Co.                                                 11,834                           409,456
Marsh & McLennan Companies, Inc.                                        176                             5,354
MBNA Corp.                                                           38,645                           948,735
Mellon Financial Corp.                                               28,610                           816,529
Merrill Lynch & Co., Inc.                                            10,410                           589,206
Morgan Stanley                                                       15,717                           899,798
Principal Financial Group                                            14,833                           570,922
Prudential Financial, Inc.                                            6,673                           383,030
State Street Corp.                                                   37,619                         1,644,703  (e)
SunTrust Banks, Inc.                                                  5,069                           365,323
The Hartford Financial
Services Group, Inc.                                                  1,573                           107,845
US Bancorp                                                           10,170                           293,099
Wachovia Corp.                                                        9,341                           475,550
Wells Fargo & Co.                                                     8,898                           532,100
                                                                                                   19,550,372

HEALTHCARE - 13.1%
Abbott Laboratories                                                  51,017                         2,378,413  (h)
Amgen Inc.                                                            9,503                           553,170  (a)
Cardinal Health, Inc.                                                 5,249                           292,894
GlaxoSmithKline PLC ADR                                              13,681                           628,232
HCA Inc.                                                              9,341                           500,397
Johnson & Johnson                                                    33,545                         2,252,882
Lincare Holdings Inc.                                                14,422                           637,885  (a)
Medtronic Inc.                                                        3,203                           163,193
Merck & Co., Inc.                                                    11,834                           383,067
Pfizer Inc.                                                         133,690                         3,512,036
Smith & Nephew PLC ADR                                                1,622                            76,266  (j)
UnitedHealth Group Incorporated                                       9,848                           939,302
Wyeth                                                                39,194                         1,653,203
                                                                                                   13,970,940

INDUSTRIALS - 8.5%
Burlington Northern Santa Fe Corp.                                   11,464                           618,254
Corinthian Colleges, Inc.                                             6,941                           109,113  (a,j)
Danaher Corp.                                                         3,950                           210,970
Deere & Co.                                                          10,854                           728,629
Dover Corp.                                                          25,447                           961,642  (h)
Eaton Corp.                                                           9,561                           625,289
Emerson Electric Co.                                                  3,193                           207,321
General Dynamics Corp.                                                4,048                           433,338
Northrop Grumman Corp.                                               15,793                           852,506
Pitney Bowes Inc.                                                     1,356                            61,183
Southwest Airlines Co.                                               23,133                           329,414
3M Co.                                                                3,693                           316,453
Tyco International Ltd.                                              47,877                         1,618,243
Union Pacific Corp.                                                   4,271                           297,689
United Technologies Corp.                                            11,036                         1,121,920
Waste Management, Inc.                                               18,120                           522,762
                                                                                                    9,014,726

INFORMATION TECHNOLOGY - 15.5%
Analog Devices, Inc.                                                 23,431                           846,796
Applied Materials, Inc.                                              36,982                           600,957  (a,h)
Automatic Data Processing, Inc.                                      14,114                           634,424
Certegy Inc.                                                         10,854                           375,765
Checkfree Corp.                                                       3,342                           136,220  (a)
Cisco Systems, Inc.                                                  68,443                         1,224,445  (a)
Dell Inc.                                                            22,964                           882,277  (a)
EMC Corp.                                                            38,831                           478,398  (a)
First Data Corp.                                                     59,265                         2,329,707
Intel Corp.                                                          52,790                         1,226,312
International Business Machines Corp.                                13,725                         1,254,190
Intuit Inc.                                                          17,616                           771,052  (a)
Microsoft Corp.                                                     136,475                         3,298,601
Molex Inc. (Class A)                                                 28,827                           680,317
Oracle Corp.                                                        109,231                         1,363,203  (a)
Paychex, Inc.                                                         2,839                            93,176
Unisys Corp.                                                         17,011                           120,098  (a)
Yahoo! Inc.                                                           6,069                           205,739  (a)
                                                                                                   16,521,677

MATERIALS - 3.4%
Alcoa Inc.                                                            9,244                           280,925
Barrick Gold Corp.                                                   11,834                           283,543
Freeport-McMoRan Copper & Gold Inc.
(Class B)                                                             8,452                           334,784
Monsanto Co.                                                          9,430                           608,235
Newmont Mining Corp.                                                 13,339                           563,573
Praxair, Inc.                                                        12,019                           575,229
Rohm & Haas Co.                                                       7,396                           355,008
Weyerhaeuser Co.                                                      8,452                           578,962
                                                                                                    3,580,259

TELECOMMUNICATION SERVICES - 3.0%
Sprint Corp.                                                         24,739                           562,812
Verizon Communications Inc.                                          16,641                           590,756  (h)
Vodafone Group PLC ADR                                               78,476                         2,084,323
                                                                                                    3,237,891

UTILITIES - 2.9%
American Electric Power Company, Inc.                                12,018                           409,333
Constellation Energy Group Inc.                                       3,010                           155,640
Dominion Resources, Inc.                                             12,901                           960,221
Entergy Corp.                                                        10,527                           743,838
PG&E Corp.                                                           20,066                           684,251
PPL Corp.                                                             2,712                           146,421
                                                                                                    3,099,704

TOTAL COMMON STOCK                                                                                101,620,631
(COST $91,212,944)

--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.3%
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                    24,465                           694,561
Industrial Select Sector SPDR Fund                                   93,662                         2,850,135

TOTAL EXCHANGE TRADED FUNDS                                                                         3,544,696
(COST $3,138,818)

TOTAL INVESTMENTS IN SECURITIES                                                                   105,165,327
(COST $94,351,762)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.3%
--------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                             1,258,811                         1,258,811  (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES
OUT ON LOAN - 0.1%

State Street Navigator Securities
Lending Prime Portfolio
2.78%                                                               157,250                           157,250  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                        1,416,061
(COST $1,416,061)

TOTAL INVESTMENTS                                                                                 106,581,388
(COST $95,767,823)

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                                             48,401
                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $106,629,789
                                                                                                 ============

GEI S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                         NUMBER OF
                                                                          SHARES                            VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.3%
-----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.3%
Autonation, Inc.                                                          12,900                         $  244,326  (a)
Autozone, Inc.                                                             3,544                            303,721  (a)
Bed Bath & Beyond Inc.                                                    15,000                            548,100  (a)
Best Buy Co., Inc.                                                        15,500                            837,155
Big Lots, Inc.                                                             6,600                             79,332  (a)
Black & Decker Corp.                                                       4,307                            340,210
Brunswick Corp.                                                            5,068                            237,436
Carnival Corp.                                                            27,300                          1,414,413
Centex Corp.                                                               6,520                            373,400
Circuit City Stores, Inc.                                                  9,926                            159,312
Clear Channel Communications, Inc.                                        27,300                            941,031
Coach, Inc.                                                                9,700                            549,311  (a)
Comcast Corp. (Class A)                                                  114,639                          3,872,505  (a)
Cooper Tire & Rubber Co.                                                   4,223                             77,534
Dana Corp.                                                                 8,441                            107,960
Darden Restaurants, Inc.                                                   8,029                            246,330
Delphi Corp.                                                              30,258                            135,556
Dillard's Inc. (Class A)                                                   3,695                             99,395
Dollar General Corp.                                                      16,391                            359,127
Dow Jones & Company, Inc.                                                  4,442                            165,998
Eastman Kodak Co.                                                         14,275                            464,651
eBay Inc.                                                                 62,700                          2,336,202  (a)
Family Dollar Stores, Inc.                                                 8,600                            261,096
Federated Department Stores                                                8,404                            534,831
Ford Motor Co.                                                            93,699                          1,061,610
Fortune Brands, Inc.                                                       7,241                            583,842
Gannett Co., Inc.                                                         12,808                          1,012,857
General Motors Corp.                                                      28,847                            847,813
Genuine Parts Co.                                                          9,196                            399,934
Goodyear Tire & Rubber Co.                                                 9,419                            125,744  (a)
Harley-Davidson, Inc.                                                     14,900                            860,624
Harrah's Entertainment, Inc.                                               5,535                            357,450
Hasbro, Inc.                                                               9,396                            192,148
Hilton Hotels Corp.                                                       19,888                            444,497
International Game Technology                                             17,600                            469,216
Interpublic Group of Companies, Inc.                                      22,230                            272,984  (a)
J.C. Penney Company, Inc.                                                 14,287                            741,781
Johnson Controls, Inc.                                                     9,482                            528,716
Jones Apparel Group, Inc.                                                  6,000                            200,940
KB Home                                                                    2,380                            279,555
Knight-Ridder, Inc.                                                        3,800                            255,550
Kohl's Corp.                                                              17,300                            893,199  (a)
Leggett & Platt Incorporated                                               9,300                            268,584
Limited Brands                                                            19,688                            478,418
Liz Claiborne Inc.                                                         5,830                            233,958
Lowe's Companies, Inc.                                                    39,528                          2,256,654
Marriott International Inc. (Class A)                                     10,422                            696,815
Mattel, Inc.                                                              21,651                            462,249
May Department Stores Co.                                                 15,184                            562,112
Maytag Corp.                                                               4,395                             61,398
McDonald's Corp.                                                          65,934                          2,053,185
McGraw-Hill Companies Inc.                                                 9,770                            852,432
Meredith Corp.                                                             2,598                            121,456
New York Times Co. (Class A)                                               7,088                            259,279
Newell Rubbermaid Inc.                                                    13,756                            301,807
News Corp. (Class A)                                                     149,600                          2,531,232
Nike Inc. (Class B)                                                       11,904                            991,722
Nordstrom, Inc.                                                            6,492                            359,527
Office Depot, Inc.                                                        16,100                            357,098  (a)
OfficeMax, Inc.                                                            4,723                            158,220
Omnicom Group                                                              9,600                            849,792
Pulte Homes, Inc.                                                          6,344                            467,109
RadioShack Corp.                                                           8,456                            207,172
Reebok International Ltd.                                                  2,730                            120,939
Sears Holdings Corp.                                                       5,119                            681,698  (a)
Sherwin-Williams Co.                                                       7,263                            319,499
Snap-On Incorporated                                                       3,309                            105,193
Stanley Works                                                              4,226                            191,311
Staples, Inc.                                                             25,500                            801,465
Starbucks Corp.                                                           20,500                          1,059,030  (a)
Starwood Hotels & Resorts Worldwide
Inc. (Class B)                                                            10,400                            624,312
Target Corp.                                                              46,452                          2,323,529
The Gap, Inc.                                                             38,218                            834,681
The Home Depot, Inc.                                                     113,818                          4,352,400
The Walt Disney Co.                                                      106,137                          3,049,316
Tiffany & Co.                                                              7,900                            272,708
Time Warner Inc.                                                         238,314                          4,182,411  (a,h)
TJX Companies, Inc.                                                       24,380                            600,479
Toys R Us, Inc.                                                           10,835                            279,110  (a)
Tribune Co.                                                               15,418                            614,716
Univision Communications Inc.
(Class A)                                                                 15,000                            415,350  (a)
VF Corp.                                                                   5,502                            325,388
Viacom Inc. (Class B)                                                     88,427                          3,079,912
Visteon Corp.                                                              7,486                             42,745
Wendy's International, Inc.                                                5,731                            223,738
Whirlpool Corp.                                                            3,409                            230,892
Yum! Brands, Inc.                                                         14,722                            762,747
                                                                                                         64,241,180

CONSUMER STAPLES - 10.2%
Alberto-Culver Co.                                                         4,699                            224,894
Albertson's, Inc.                                                         19,261                            397,740  (h)
Altria Group, Inc.                                                       106,679                          6,975,740
Anheuser-Busch Companies, Inc.                                            40,508                          1,919,674  (h)
Archer-Daniels-Midland Co.                                                33,286                            818,170
Avon Products, Inc.                                                       24,128                          1,036,056
Brown-Forman Corp. (Class B)                                               4,658                            255,025
Campbell Soup Co.                                                         16,876                            489,742
Clorox Co.                                                                 7,584                            477,716
Coca-Cola Enterprises Inc.                                                18,300                            375,516
Colgate-Palmolive Co.                                                     26,872                          1,401,912
ConAgra Foods, Inc.                                                       26,768                            723,271
Costco Wholesale Corp.                                                    23,566                          1,041,146
CVS Corp.                                                                 20,156                          1,060,609
General Mills, Inc.                                                       18,822                            925,101
Gillette Co.                                                              50,766                          2,562,668
Hershey Foods Corp.                                                       11,384                            688,277
HJ Heinz Co.                                                              17,897                            659,325
Kellogg Co.                                                               18,190                            787,081
Kimberly-Clark Corp.                                                      24,636                          1,619,324
Kroger Co.                                                                37,330                            598,400  (a)
McCormick & Company, Inc.                                                  7,200                            247,896
Molson Coors Brewing co. (Class B)                                         3,865                            298,262
Pepsi Bottling Group, Inc.                                                10,300                            286,855
PepsiCo, Inc.                                                             86,974                          4,612,231
Procter & Gamble Co.                                                     130,076                          6,894,028
Reynolds American Inc.                                                     6,000                            483,540
Safeway Inc.                                                              23,600                            437,308  (a)
Sara Lee Corp.                                                            39,557                            876,583
SUPERVALU Inc.                                                             7,300                            243,455
Sysco Corp.                                                               33,044                          1,182,975
The Coca-Cola Co.                                                        117,451                          4,894,183  (h)
UST Inc.                                                                   8,679                            448,704
Walgreen Co.                                                              53,000                          2,354,260
Wal-Mart Stores, Inc.                                                    174,624                          8,750,409
WM Wrigley Jr. Co.                                                        10,168                            666,716
                                                                                                         57,714,792

ENERGY - 8.6%
Amerada Hess Corp.                                                         4,590                            441,604  (h)
Anadarko Petroleum Corp.                                                  12,628                            960,991
Apache Corp.                                                              16,548                          1,013,234
Ashland Inc.                                                               3,507                            236,617
Baker Hughes Incorporated                                                 17,050                            758,554
BJ Services Co.                                                            8,000                            415,040
Burlington Resources Inc.                                                 19,882                            995,492
ChevronTexaco Corp.                                                      108,532                          6,328,501
ConocoPhillips Co.                                                        36,121                          3,895,289
Devon Energy Corp.                                                        24,992                          1,193,368
El Paso Corp.                                                             32,682                            345,776
EOG Resources, Inc.                                                       12,400                            604,376
Exxon Mobil Corp.                                                        329,224                         19,621,750  (h)
Halliburton Co.                                                           26,160                          1,131,420
Kerr-McGee Corp.                                                           8,501                            665,883
Kinder Morgan, Inc.                                                        5,700                            431,490
Marathon Oil Corp.                                                        17,692                            830,109
Nabors Industries Ltd.                                                     7,800                            461,292  (a)
National Oilwell Varco Inc.                                                8,500                            396,950  (a)
Noble Corp.                                                                7,100                            399,091
Occidental Petroleum Corp.                                                20,310                          1,445,463
Rowan Companies, Inc.                                                      5,177                            154,948
Schlumberger Ltd.                                                         30,154                          2,125,254
Sunoco, Inc.                                                               3,488                            361,078
The Williams Companies, Inc.                                              27,886                            524,536
Transocean Inc.                                                           16,266                            837,048  (a)
Unocal Corp.                                                              14,038                            866,004
Valero Energy Corp.                                                       13,000                            952,510
XTO Energy Inc.                                                           18,133                            595,488
                                                                                                         48,989,156

FINANCIALS - 19.5%
ACE Ltd.                                                                  14,200                            586,034
AFLAC Incorporated                                                        25,700                            957,582
Allstate Corp.                                                            34,676                          1,874,585  (h)
AMBAC Financial Group, Inc.                                                5,700                            426,075
American Express Co.                                                      60,822                          3,124,426  (h)
American International Group, Inc.                                       134,309                          7,442,062  (h)
AmSouth Bancorp                                                           18,650                            483,967
Aon Corp.                                                                 15,936                            363,978
Apartment Investment & Management Co.
(Class A) (REIT)                                                           5,100                            189,720
Archstone-Smith Trust (REIT)                                              10,300                            351,333
Bank of America Corp.                                                    208,984                          9,216,194
BB&T Corp.                                                                28,500                          1,113,780
Capital One Financial Corp.                                               12,400                            927,148
Charles Schwab Corp.                                                      59,511                            625,461
Chubb Corp.                                                                9,897                            784,535
Cincinnati Financial Corp.                                                 8,850                            385,949
CIT Group Inc.                                                            10,600                            402,800
Citigroup Inc.                                                           269,376                         12,105,757  (h)
Comerica Incorporated                                                      8,956                            493,296
Compass Bancshares, Inc.                                                   6,400                            290,560
Countrywide Financial Corp.                                               29,398                            954,259
E*TRADE FINANCIAL Corp.                                                   19,700                            236,400  (a)
Equity Office Properties Trust (REIT)                                     20,400                            614,652
Equity Residential (REIT)                                                 14,200                            457,382
Federal Home Loan Mortgage Corp.                                          35,665                          2,254,028
Federal National Mortgage Assoc.                                          50,176                          2,732,083
Federated Investors Inc. (Class B)                                         5,900                            167,029
Fifth Third Bancorp                                                       26,816                          1,152,552
First Horizon National Corp.                                               6,400                            261,056
Franklin Resources, Inc.                                                  10,300                            707,095
Golden West Financial Corp.                                               14,630                            885,115
Goldman Sachs Group, Inc.                                                 23,200                          2,551,768
Huntington Bancshares Incorporated                                        12,334                            294,783
Janus Capital Group Inc.                                                  12,100                            168,795
Jefferson-Pilot Corp.                                                      7,023                            344,478
JPMorgan Chase & Co.                                                     183,176                          6,337,890  (h)
Keycorp                                                                   20,628                            669,379
Lehman Brothers Holdings Inc.                                             14,300                          1,346,488
Lincoln National Corp.                                                     8,812                            397,774
Loews Corp.                                                                8,232                            605,381
M&T Bank Corp.                                                             5,100                            520,506
Marsh & McLennan Companies, Inc.                                          27,208                            827,667
Marshall & Ilsley Corp.                                                   10,700                            446,725
MBIA Inc.                                                                  7,035                            367,790
MBNA Corp.                                                                65,161                          1,599,703
Mellon Financial Corp.                                                    21,928                            625,825
Merrill Lynch & Co., Inc.                                                 48,234                          2,730,044
Metlife, Inc.                                                             38,200                          1,493,620
MGIC Investment Corp.                                                      4,859                            299,655
Moody's Corp.                                                              7,442                            601,760
Morgan Stanley                                                            57,696                          3,303,096
National City Corp.                                                       30,764                          1,030,594
North Fork Bancorporation, Inc.                                           24,500                            679,630
Northern Trust Corp.                                                      10,500                            456,120
Plum Creek Timber Co. Inc. (REIT)                                          9,100                            324,870
Principal Financial Group                                                 15,300                            588,897
Progressive Corp.                                                         10,300                            945,128
Prologis (REIT)                                                            9,600                            356,160
Providian Financial Corp.                                                 15,694                            269,309  (a)
Prudential Financial, Inc.                                                27,200                          1,561,280
Regions Financial Corp.                                                   23,482                            760,817
Safeco Corp.                                                               6,481                            315,690
Simon Property Group, Inc. (REIT)                                         11,200                            678,496
SLM Corp.                                                                 22,000                          1,096,480
Sovereign Bancorp, Inc.                                                   18,400                            407,744
State Street Corp.                                                        17,100                            747,612  (e)
SunTrust Banks, Inc.                                                      17,629                          1,270,522
Synovus Financial Corp.                                                   15,450                            430,437
T Rowe Price Group, Inc.                                                   6,700                            397,846
The Bank of New York Company, Inc.                                        40,010                          1,162,290  (h)
The Bear Stearns Companies Inc.                                            5,869                            586,313
The Hartford Financial
Services Group, Inc.                                                      14,904                          1,021,818
The PNC Financial Services
Group, Inc.                                                               14,108                            726,280
The St. Paul Travelers
Companies, Inc.                                                           34,499                          1,267,148
Torchmark Corp.                                                            5,800                            302,760
UnumProvident Corp.                                                       15,789                            268,729
US Bancorp                                                                94,699                          2,729,225
Wachovia Corp.                                                            81,611                          4,154,816
Washington Mutual, Inc.                                                   44,577                          1,760,792
Wells Fargo & Co.                                                         87,918                          5,257,496
XL Capital Ltd.                                                            7,000                            506,590
Zions Bancorp                                                              4,600                            317,492
                                                                                                        110,479,401

HEALTHCARE - 12.8%
Abbott Laboratories                                                       80,796                          3,766,710  (h)
Aetna Inc.                                                                14,904                          1,117,055
Allergan, Inc.                                                             6,852                            476,008
AmerisourceBergen Corp.                                                    5,271                            301,976
Amgen Inc.                                                                64,848                          3,774,802  (a,h)
Applera Corp. - Applied
Biosystems Group                                                           9,500                            187,530
Bausch & Lomb Inc.                                                         2,928                            214,622
Baxter International Inc.                                                 31,448                          1,068,603
Becton Dickinson & Co.                                                    13,170                            769,391
Biogen Idec Inc.                                                          17,000                            586,670  (a)
Biomet, Inc.                                                              12,615                            457,925
Boston Scientific Corp.                                                   39,376                          1,153,323  (a)
Bristol-Myers Squibb Co.                                                 101,308                          2,579,302  (h)
C.R. Bard, Inc.                                                            5,202                            354,152
Cardinal Health, Inc.                                                     22,001                          1,227,656
Caremark Rx, Inc.                                                         23,070                            917,725  (a)
Chiron Corp.                                                               7,700                            269,962  (a)
Cigna Corp.                                                                6,863                            612,866
Eli Lilly & Co.                                                           58,716                          3,059,104
Express Scripts, Inc.                                                      3,700                            322,603  (a)
Fisher Scientific International                                            6,200                            352,904  (a)
Forest Laboratories, Inc.                                                 18,900                            698,355  (a)
Genzyme Corp.                                                             12,900                            738,396  (a)
Gilead Sciences, Inc.                                                     22,300                            798,340  (a)
Guidant Corp.                                                             16,224                          1,198,954
HCA Inc.                                                                  21,200                          1,135,684
Health Management Associates Inc.
(Class A)                                                                 12,000                            314,160
Hospira, Inc.                                                              8,439                            272,327  (a)
Humana Inc.                                                                8,427                            269,158  (a)
IMS Health Inc.                                                           11,357                            276,997
Johnson & Johnson                                                        153,293                         10,295,158
King Pharmaceuticals, Inc.                                                11,933                             99,163  (a)
Laboratory Corp. of America Holdings                                       6,800                            327,760  (a)
Manor Care, Inc.                                                           4,837                            175,873
McKesson Corp.                                                            14,861                            561,003
Medco Health Solutions, Inc.                                              13,783                            683,223  (a)
Medimmune, Inc.                                                           13,200                            314,292  (a)
Medtronic Inc.                                                            62,732                          3,196,195
Merck & Co., Inc.                                                        113,150                          3,662,666
Millipore Corp.                                                            2,745                            119,133  (a)
Mylan Laboratories                                                        14,600                            258,712
PerkinElmer, Inc.                                                          6,810                            140,490
Pfizer Inc.                                                              384,677                         10,105,465
Quest Diagnostics                                                          4,700                            494,111
Schering-Plough Corp.                                                     74,358                          1,349,598  (h)
St. Jude Medical, Inc.                                                    18,092                            651,312  (a)
Stryker Corp.                                                             19,400                            865,434
Tenet Healthcare Corp.                                                    25,095                            289,345  (a)
Thermo Electron Corp.                                                      7,828                            197,970  (a)
UnitedHealth Group Incorporated                                           33,288                          3,175,009
Waters Corp.                                                               6,300                            225,477  (a)
Watson Pharmaceuticals, Inc.                                               5,800                            178,234  (a)
WellPoint, Inc.                                                           15,800                          1,980,530  (a)
Wyeth                                                                     69,254                          2,921,134  (h)
Zimmer Holdings, Inc.                                                     12,500                            972,625  (a)
                                                                                                         72,513,172

INDUSTRIALS - 11.7%
Allied Waste Industries, Inc.                                             15,700                            114,767  (a)
American Power Conversion Corp.                                            9,300                            242,823
American Standard Companies Inc.                                           9,300                            432,264
Apollo Group, Inc. (Class A)                                               8,500                            629,510  (a)
Avery Dennison Corp.                                                       5,455                            337,828
Boeing Co.                                                                42,516                          2,485,485  (h)
Burlington Northern Santa Fe Corp.                                        18,849                          1,016,527
Caterpillar Inc.                                                          17,416                          1,592,519
Cendant Corp.                                                             53,046                          1,089,565  (h)
Cintas Corp.                                                               7,700                            318,087
Cooper Industries Ltd.                                                     4,571                            326,918
CSX Corp.                                                                 10,638                            443,073
Cummins Inc.                                                               2,289                            161,031
Danaher Corp.                                                             14,300                            763,763
Deere & Co.                                                               12,520                            840,468
Delta Air Lines, Inc.                                                      7,282                             29,492  (a)
Dover Corp.                                                               10,758                            406,545
Eaton Corp.                                                                7,600                            497,040
Emerson Electric Co.                                                      21,274                          1,381,321
Equifax Inc.                                                               7,400                            227,106
FedEx Corp.                                                               15,260                          1,433,677
Fluor Corp.                                                                4,352                            241,231
General Dynamics Corp.                                                    10,282                          1,100,688
General Electric Co.                                                     546,395                         19,703,004  (n)
Goodrich Corp.                                                             6,401                            245,094
H&R Block, Inc.                                                            8,604                            435,190
Honeywell International Inc.                                              43,916                          1,634,114
Illinois Tool Works Inc.                                                  14,197                          1,271,057
Ingersoll-Rand Co. (Class A)                                               8,699                            692,875
ITT Industries, Inc.                                                       4,763                            429,813
L-3 Communications Holdings, Inc.                                          5,600                            397,712
Lockheed Martin Corp.                                                     20,852                          1,273,223
Masco Corp.                                                               22,690                            786,662
Monster Worldwide, Inc.                                                    6,400                            179,520  (a)
Navistar International Corp.                                               3,595                            130,858  (a)
Norfolk Southern Corp.                                                    20,001                            741,037
Northrop Grumman Corp.                                                    18,922                          1,021,410
PACCAR Inc.                                                                8,710                            630,517
Pall Corp.                                                                 6,778                            183,819
Parker Hannifin Corp.                                                      6,215                            378,618
Pitney Bowes Inc.                                                         11,932                            538,372
Raytheon Co.                                                              23,024                            891,029
Robert Half International Inc.                                             8,400                            226,464
Rockwell Automation, Inc.                                                  9,568                            541,932
Rockwell Collins, Inc.                                                     8,868                            422,028
RR Donnelley & Sons Co.                                                   11,352                            358,950
Ryder System, Inc.                                                         3,531                            147,243
Southwest Airlines Co.                                                    38,749                            551,786
Textron Inc.                                                               6,868                            512,490
3M Co.                                                                    40,080                          3,434,455
Tyco International Ltd.                                                  104,339                          3,526,658
Union Pacific Corp.                                                       13,454                            937,744
United Parcel Service Inc. (Class B)                                      58,000                          4,218,920
United Technologies Corp.                                                 26,586                          2,702,733
W.W. Grainger, Inc.                                                        4,782                            297,775
Waste Management, Inc.                                                    28,812                            831,226
                                                                                                         66,386,056

INFORMATION TECHNOLOGY - 14.8%
ADC Telecommunications, Inc.                                              43,100                             85,769  (a,h)
Adobe Systems Incorporated                                                12,092                            812,220  (h)
Advanced Micro Devices, Inc.                                              18,274                            294,577  (a,h)
Affiliated Computer Services Inc.
(Class A)                                                                  6,700                            356,708  (a)
Agilent Technologies, Inc.                                                22,307                            495,215  (a)
Altera Corp.                                                              19,400                            383,732  (a)
Analog Devices, Inc.                                                      19,000                            686,660
Andrew Corp.                                                               8,656                            101,362  (a)
Apple Computer, Inc.                                                      42,340                          1,764,308  (a)
Applied Materials, Inc.                                                   85,700                          1,392,625  (a,h)
Applied Micro Circuits Corp.                                              18,100                             59,549  (a)
Autodesk, Inc.                                                            11,248                            334,740
Automatic Data Processing, Inc.                                           29,818                          1,340,319
Avaya Inc.                                                                23,301                            272,156  (a)
BMC Software, Inc.                                                        12,100                            181,500  (a)
Broadcom Corp. (Class A)                                                  15,000                            448,800  (a)
Ciena Corp.                                                               31,000                             53,320  (a)
Cisco Systems, Inc.                                                      333,204                          5,961,020  (a,h)
Citrix Systems, Inc.                                                       9,300                            221,526  (a)
Computer Associates International, Inc.                                   27,481                            744,735
Computer Sciences Corp.                                                    9,982                            457,675  (a)
Compuware Corp.                                                           21,300                            153,360  (a)
Comverse Technology, Inc.                                                 10,600                            267,332  (a)
Convergys Corp.                                                            7,900                            117,947  (a)
Corning Incorporated                                                      71,339                            794,003  (a)
Dell Inc.                                                                126,448                          4,858,132  (a,h)
Electronic Arts Inc.                                                      15,400                            797,412  (a)
Electronic Data Systems Corp.                                             26,200                            541,554
EMC Corp.                                                                121,614                          1,498,284  (a)
First Data Corp.                                                          41,360                          1,625,862
Fiserv, Inc.                                                              10,150                            403,970  (a)
Freescale Semiconductor Inc. (Class B)                                    19,219                            331,528  (a)
Gateway, Inc.                                                             19,200                             77,376  (a)
Hewlett-Packard Co.                                                      150,165                          3,294,620
Intel Corp.                                                              321,208                          7,461,662
International Business Machines Corp.                                     84,130                          7,687,799
Intuit Inc.                                                                9,700                            424,569  (a)
Jabil Circuit, Inc.                                                       10,600                            302,312  (a)
JDS Uniphase Corp.                                                        77,300                            129,091  (a)
KLA-Tencor Corp.                                                           9,700                            446,297  (a)
Lexmark International Inc. (Class A)                                       6,500                            519,805  (a)
Linear Technology Corp.                                                   15,300                            586,143
LSI Logic Corp.                                                           21,992                            122,935  (a)
Lucent Technologies Inc.                                                 226,118                            621,825  (a,h)
Maxim Integrated Products, Inc.                                           16,400                            670,268
Mercury Interactive Corp.                                                  4,500                            213,210  (a)
Micron Technology, Inc.                                                   31,554                            326,268  (a)
Microsoft Corp.                                                          521,612                         12,607,362  (h)
Molex, Inc.                                                                9,750                            257,010
Motorola, Inc.                                                           127,150                          1,903,436
National Semiconductor Corp.                                              17,566                            362,035
NCR Corp.                                                                  9,400                            317,156  (a)
Network Appliance, Inc.                                                   18,600                            514,476  (a)
Novell, Inc.                                                              20,466                            121,977  (a)
Novellus Systems, Inc.                                                     7,500                            200,475  (a)
Nvidia Corp.                                                               7,900                            187,704  (a)
Oracle Corp.                                                             232,932                          2,906,991  (a)
Parametric Technology Corp.                                               14,906                             83,325  (a)
Paychex, Inc.                                                             19,025                            624,401
PMC - Sierra, Inc.                                                         9,900                             87,120  (a)
QLogic Corp.                                                               4,400                            178,200  (a)
QUALCOMM, Inc.                                                            85,300                          3,126,245
Sabre Holdings Corp. (Class A)                                             6,908                            151,147
Sanmina-SCI Corp.                                                         28,600                            149,292  (a)
Scientific-Atlanta, Inc.                                                   8,306                            234,395
Siebel Systems, Inc.                                                      25,900                            236,467  (a)
Solectron Corp.                                                           52,500                            182,175  (a)
Sun Microsystems, Inc.                                                   173,960                            702,798  (a)
Sungard Data Systems Inc.                                                 14,900                            514,050  (a)
Symantec Corp.                                                            36,800                            784,944  (a)
Symbol Technologies, Inc.                                                 13,050                            189,095
Tektronix, Inc.                                                            4,676                            114,702
Tellabs, Inc.                                                             22,252                            162,440  (a)
Teradyne, Inc.                                                             9,500                            138,700  (a)
Texas Instruments Incorporated                                            88,536                          2,256,783
Unisys Corp.                                                              17,809                            125,732  (a)
Veritas Software Corp.                                                    21,300                            494,586  (a)
Xerox Corp.                                                               49,590                            751,289  (a)
Xilinx, Inc.                                                              17,300                            505,679
Yahoo! Inc.                                                               67,600                          2,291,640  (a)
                                                                                                         84,185,907

MATERIALS - 3.2%
Air Products & Chemicals, Inc.                                            11,532                            729,860  (h)
Alcoa Inc.                                                                44,040                          1,338,376  (h)
Allegheny Technologies Incorporated                                        5,151                            124,191
Ball Corp.                                                                 5,716                            237,100
Bemis Co.                                                                  5,962                            185,537
Dow Chemical Co.                                                          49,394                          2,462,291
E.I. du Pont de Nemours and Co.                                           51,713                          2,649,774
Eastman Chemical Co.                                                       4,159                            245,381
Ecolab Inc.                                                               11,352                            375,184
Engelhard Corp.                                                            5,946                            178,558
Freeport-McMoRan Copper & Gold Inc. (Class B)                              9,284                            367,739
Georgia-Pacific Corp.                                                     12,743                            452,249
Great Lakes Chemical Corp.                                                 2,797                             89,840
Hercules Incorporated                                                      6,128                             88,795  (a)
International Flavors & Fragrances Inc.                                    4,747                            187,507
International Paper Co.                                                   25,075                            922,509
Louisiana-Pacific Corp.                                                    5,622                            141,337
MeadWestvaco Corp.                                                         9,900                            315,018
Monsanto Co.                                                              13,258                            855,141
Newmont Mining Corp.                                                      22,928                            968,708
Nucor Corp.                                                                7,918                            455,760
Pactiv Corp.                                                               8,048                            187,921  (a)
Phelps Dodge Corp.                                                         5,010                            509,667
PPG Industries, Inc.                                                       8,637                            617,718
Praxair, Inc.                                                             16,470                            788,254
Rohm & Haas Co.                                                           10,114                            485,472
Sealed Air Corp.                                                           4,557                            236,691  (a)
Sigma-Aldrich Corp.                                                        3,691                            226,074
Temple-Inland Inc.                                                         3,026                            219,536
United States Steel Corp.                                                  5,765                            293,150
Vulcan Materials Co.                                                       5,000                            284,150
Weyerhaeuser Co.                                                          12,160                            832,960
                                                                                                         18,052,448

TELECOMMUNICATION SERVICES - 3.1%
Alltel Corp.                                                              15,294                            838,876
AT&T Corp.                                                                40,039                            750,731
BellSouth Corp.                                                           94,998                          2,497,497  (h)
CenturyTel, Inc.                                                           7,250                            238,090
Citizens Communications Co.                                               17,800                            230,332
Nextel Communications Inc. (Class A)                                      58,400                          1,659,728  (a)
Qwest Communications International                                        90,548                            335,028  (a)
SBC Communications Inc.                                                  171,269                          4,057,363
Sprint Corp.                                                              75,315                          1,713,416
Verizon Communications Inc.                                              143,586                          5,097,303
                                                                                                         17,418,364

UTILITIES - 3.1%
AES Corp.                                                                 32,600                            533,988  (a)
Allegheny Energy, Inc.                                                     7,300                            150,818  (a)
Ameren Corp.                                                              10,142                            497,059
American Electric Power Company, Inc.                                     19,825                            675,240  (h)
Calpine Corp.                                                             24,100                             67,480  (a)
CenterPoint Energy, Inc.                                                  16,418                            197,509
Cinergy Corp.                                                              9,053                            366,828
CMS Energy Corp.                                                           7,700                            100,408  (a)
Consolidated Edison, Inc.                                                 12,107                            510,673
Constellation Energy Group Inc.                                            9,103                            470,625
Dominion Resources, Inc.                                                  17,618                          1,311,308
DTE Energy Co.                                                             9,066                            412,322
Duke Energy Corp.                                                         48,432                          1,356,580
Dynegy Inc. (Class A)                                                     21,000                             82,110  (a)
Edison International                                                      17,042                            591,698
Entergy Corp.                                                             11,347                            801,779
Exelon Corp.                                                              34,426                          1,579,809
FirstEnergy Corp.                                                         16,420                            688,819
FPL Group, Inc.                                                           20,262                            813,519
KeySpan Corp.                                                              7,900                            307,863
Nicor Inc.                                                                 2,043                             75,775
NiSource Inc.                                                             14,215                            323,960
Peoples Energy Corp.                                                       1,921                             80,528
PG&E Corp.                                                                18,354                            625,871
Pinnacle West Capital Corp.                                                4,700                            199,797
PPL Corp.                                                                  9,622                            519,492
Progress Energy, Inc.                                                     12,856                            539,309
Public Service Enterprise Group Incorporated                              11,959                            650,450
Sempra Energy                                                             12,275                            489,036
Southern Co.                                                              37,858                          1,205,020
TECO Energy, Inc.                                                         10,200                            159,936
TXU Corp.                                                                 12,286                            978,334
Xcel Energy Inc.                                                          20,180                            346,692
                                                                                                         17,710,635

TOTAL COMMON STOCK                                                                                      557,691,111
(COST $586,873,823)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.4%
-----------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                  6,829,224                          6,829,224  (d,l)
Money Market Obligations Trust
2.60%                                                                        407                                407

                                                                      PRINCIPAL
                                                                        AMOUNT                             VALUE
-----------------------------------------------------------------------------------------------------------------------

U. S. Treasury Bill
2.68%                                              06/09/05           $1,500,000                       $  1,492,295

TOTAL SHORT-TERM INVESTMENTS                                                                              8,321,926
(COST $8,321,926)

TOTAL INVESTMENTS                                                                                       566,013,037
(COST $595,195,749)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                  1,546,281

                                                                                                       ------------
NET ASSETS  - 100.0%                                                                                   $567,559,318
                                                                                                       ============


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index Fund had the following long futures contracts open at March 31, 2005:

                                                   EXPIRATION       NUMBER OF        CURRENT         UNREALIZED
DESCRIPTION                                           DATE          CONTRACTS     NOTIONAL VALUE    DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                        June  2005          176         $10,418,320       $(172,968)


GEI PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS -  MARCH 31, 2005 (UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.3%
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.9%
Carnival Corp.                                                             98,509                           $  5,103,751
Comcast Corp. (Class A) (Special)                                         141,852                              4,737,857  (a)
eBay Inc.                                                                  52,405                              1,952,610  (a)
IAC/InterActiveCorp                                                       102,448                              2,281,517  (a)
Liberty Media Corp. (Series A)                                            512,242                              5,311,950  (a,h)
Liberty Media International Inc. (Series A)                                74,866                              3,274,639  (a)
The Home Depot, Inc.                                                      114,269                              4,369,647
                                                                                                              27,031,971

ENERGY - 3.5%
Schlumberger Ltd.                                                          66,986                              4,721,173

FINANCIALS - 15.2%
AFLAC Incorporated                                                        102,448                              3,817,212  (h)
American Express Co.                                                       35,463                              1,821,734
Citigroup Inc.                                                             68,956                              3,098,883
Federal National Mortgage Assoc.                                           47,284                              2,574,614
SLM Corp.                                                                  92,597                              4,615,034
State Street Corp.                                                        107,177                              4,685,778  (e)
                                                                                                              20,613,255

HEALTHCARE - 22.3%
Amgen Inc.                                                                 78,806                              4,587,297  (a)
DENTSPLY International Inc.                                                27,188                              1,479,299
Johnson & Johnson                                                          72,896                              4,895,695
Lincare Holdings Inc.                                                      66,986                              2,962,791  (a)
Medtronic Inc.                                                             57,922                              2,951,126
Pfizer Inc.                                                               147,762                              3,881,708
UnitedHealth Group Incorporated                                            65,015                              6,201,131
Zimmer Holdings, Inc.                                                      42,555                              3,311,205  (a)
                                                                                                              30,270,252

INDUSTRIALS - 3.4%
Dover Corp.                                                               122,150                              4,616,049  (h)

INFORMATION TECHNOLOGY - 26.8%
Certegy Inc.                                                               59,105                              2,046,215
Cisco Systems, Inc.                                                       171,404                              3,066,418  (a,h)
Dell Inc.                                                                  98,508                              3,784,677  (a)
First Data Corp.                                                          130,819                              5,142,495
Intel Corp.                                                                65,015                              1,510,298
Intuit Inc.                                                               128,060                              5,605,186  (a)
Microsoft Corp.                                                           191,105                              4,619,008
Molex Inc. (Class A)                                                      183,225                              4,324,110  (j)
Paychex, Inc.                                                              82,747                              2,715,757
QUALCOMM, Inc.                                                             35,461                              1,299,646
Yahoo! Inc.                                                                66,986                              2,270,825  (a)
                                                                                                              36,384,635

MATERIALS - 1.8%
Monsanto Co.                                                               36,645                              2,363,603

TELECOMMUNICATION SERVICES - 4.4%
Vodafone Group PLC ADR                                                    224,599                              5,965,349  (h)

TOTAL COMMON STOCK                                                                                           131,966,287
(COST $120,149,338)

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                   3,614,864                              3,614,864  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES OUT ON LOAN - 3.3%

State Street Navigator Securitities Lending
Prime Portfolio
2.78%                                                                   4,443,206                              4,443,206  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   8,058,070
(COST $8,058,070)

TOTAL INVESTMENTS                                                                                            140,024,357
(COST $128,207,408)

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%                                                               (4,458,143)

                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $135,566,214
                                                                                                            ============


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity Fund had the following short futures contracts open at March 31, 2005:


                                                                             NUMBER OF         CURRENT           UNREALIZED
DESCRIPTION                                              EXPIRATION DATE     CONTRACTS      NOTIONAL VALUE      APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                                  June  2005              7           $(2,071,825)           $20,750


GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                    NUMBER OF
                                                                     SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.6%
-------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.9%
Cablevision Systems Corp. (Class A)                                    1,120                   $   31,416  (a)
Comcast Corp. (Class A)                                                  981                       33,138  (a)
Comcast Corp. (Class A) (Special)                                      9,675                      323,145  (a)
Family Dollar Stores, Inc.                                             4,766                      144,696
Liberty Media Corp. (Series A)                                        27,518                      285,362  (a)
Liberty Media International Inc. (Series A)                            1,494                       65,348  (a)
Lowe's Companies, Inc.                                                 7,338                      418,926
News Corp. (Class A)                                                  13,177                      222,955
Omnicom Group                                                          4,485                      397,012
Ross Stores, Inc.                                                      3,082                       89,810
Target Corp.                                                           8,803                      440,326
Time Warner Inc.                                                      26,913                      472,323  (a)
Tribune Co.                                                            3,925                      156,490
Viacom Inc. (Class B)                                                  6,335                      220,648
                                                                                                3,301,595

CONSUMER STAPLES - 11.2%
Altria Group, Inc.                                                       858                       56,105
Anheuser-Busch Companies, Inc.                                         6,728                      318,840
Avon Products, Inc.                                                    1,810                       77,721
Clorox Co.                                                            10,120                      637,459
Colgate-Palmolive Co.                                                  1,849                       96,462
Kellogg Co.                                                            6,559                      283,808
Kimberly-Clark Corp.                                                   9,307                      611,749
Pepsi Bottling Group, Inc.                                             1,315                       36,623
PepsiCo, Inc.                                                         15,000                      795,450
Procter & Gamble Co.                                                   8,410                      445,730
Sara Lee Corp.                                                        16,538                      366,482
The Coca-Cola Co.                                                      3,923                      163,471
Wal-Mart Stores, Inc.                                                  5,607                      280,967
                                                                                                4,170,867

ENERGY - 9.3%
Burlington Resources Inc.                                              8,578                      429,501
ConocoPhillips Co.                                                     3,480                      375,283
EnCana Corp.                                                           4,910                      345,762
Exxon Mobil Corp.                                                     26,912                    1,603,955
Nabors Industries Ltd.                                                 1,646                       97,344  (a)
Occidental Petroleum Corp.                                             3,777                      268,809
Schlumberger Ltd.                                                      4,597                      323,997
                                                                                                3,444,651

FINANCIALS - 18.3%
Allstate Corp.                                                         9,712                      525,031
American International Group, Inc.                                     7,010                      388,424
Bank of America Corp.                                                 18,561                      818,540
Blackrock Inc. (Class A)                                               2,914                      218,346
Chubb Corp.                                                            3,251                      257,707
CIT Group Inc.                                                           843                       32,034
Citigroup Inc.                                                        20,503                      921,405
Federal Home Loan Mortgage Corp.                                       3,237                      204,578
Federal National Mortgage Assoc.                                       6,280                      341,946
JPMorgan Chase & Co.                                                   7,176                      248,290
Marsh & McLennan Companies, Inc.                                          52                        1,582
MBNA Corp.                                                             9,531                      233,986
Mellon Financial Corp.                                                 9,083                      259,229
Merrill Lynch & Co., Inc.                                              3,128                      177,045
Morgan Stanley                                                         9,533                      545,764
Principal Financial Group                                              5,766                      221,933
Prudential Financial, Inc.                                             4,047                      232,298
Rayonier Inc. (REIT)                                                   1,457                       72,165
SLM Corp.                                                              1,727                       86,074
State Street Corp.                                                     7,149                      312,554  (e)
The Hartford Financial Services Group, Inc.                              953                       65,338
US Bancorp                                                             6,168                      177,762
Wachovia Corp.                                                         1,073                       54,626
Waddell & Reed Financial Inc. (Class A)                                3,728                       73,591
Wells Fargo & Co.                                                      5,395                      322,621
                                                                                                6,792,869

HEALTHCARE - 12.3%
Abbott Laboratories                                                   18,950                      883,449
Aetna Inc.                                                             2,242                      168,038
Bristol-Myers Squibb Co.                                               6,726                      171,244
GlaxoSmithKline PLC ADR                                                8,302                      381,228
HCA Inc.                                                               5,666                      303,528
Johnson & Johnson                                                      7,284                      489,193
Medco Health Solutions, Inc.                                           1,835                       90,961  (a)
Merck & Co., Inc.                                                      7,176                      232,287
Pfizer Inc.                                                           41,763                    1,097,114
UnitedHealth Group Incorporated                                        4,235                      403,934
Wyeth                                                                  8,129                      342,881
                                                                                                4,563,857

INDUSTRIALS - 10.4%
Avery Dennison Corp.                                                     425                       26,320
Burlington Northern Santa Fe Corp.                                     6,951                      374,867
Caterpillar Inc.                                                         448                       40,965
Deere & Co.                                                            6,583                      441,917
Eaton Corp.                                                            2,971                      194,303
Emerson Electric Co.                                                   1,937                      125,769
General Dynamics Corp.                                                 2,455                      262,808
Honeywell International Inc.                                           5,881                      218,832
ITT Industries, Inc.                                                   1,738                      156,837
Northrop Grumman Corp.                                                 9,577                      516,967
Pitney Bowes Inc.                                                        792                       35,735
Rockwell Collins, Inc.                                                 2,428                      115,549
3M Co.                                                                 2,239                      191,860
Tyco International Ltd.                                               16,820                      568,516
Union Pacific Corp.                                                    2,590                      180,523
United Technologies Corp.                                              3,926                      399,117
                                                                                                3,850,885

INFORMATION TECHNOLOGY - 10.8%
Analog Devices, Inc.                                                  10,258                      370,724
Applied Materials, Inc.                                               11,213                      182,211  (a)
Cisco Systems, Inc.                                                   12,587                      225,181  (a)
EMC Corp.                                                             10,036                      123,644  (a)
First Data Corp.                                                       8,745                      343,766
Hewlett-Packard Co.                                                    6,745                      147,985
Intel Corp.                                                           16,820                      390,729
International Business Machines Corp.                                  7,122                      650,808
Microsoft Corp.                                                       35,612                      860,742
Motorola, Inc.                                                         3,511                       52,560
Novell, Inc.                                                           6,131                       36,541  (a,j)
Oracle Corp.                                                          35,883                      447,820  (a)
Siebel Systems, Inc.                                                   6,717                       61,326  (a)
Sun Microsystems, Inc.                                                 6,447                       26,046  (a)
Texas Instruments Incorporated                                           817                       20,825
Unisys Corp.                                                          10,093                       71,257  (a)
                                                                                                4,012,165

MATERIALS - 6.2%
Alcan Inc.                                                             3,508                      133,023
Alcoa Inc.                                                             5,607                      170,397
Barrick Gold Corp.                                                     7,176                      171,937
Dow Chemical Co.                                                       3,032                      151,145
Freeport-McMoRan Copper & Gold Inc. (Class B)                          5,126                      203,041
International Paper Co.                                                3,926                      144,438
MeadWestvaco Corp.                                                     1,403                       44,643
Monsanto Co.                                                           2,428                      156,606
Newmont Mining Corp.                                                   4,748                      200,603
Praxair, Inc.                                                          7,289                      348,852
Rohm & Haas Co.                                                        4,486                      215,328
Weyerhaeuser Co.                                                       5,126                      351,131
                                                                                                2,291,144

TELECOMMUNICATION SERVICES - 2.4%
Sprint Corp.                                                          10,091                      229,570
Verizon Communications Inc.                                           10,092                      358,266
Vodafone Group PLC ADR                                                11,277                      299,517
                                                                                                  887,353

UTILITIES - 4.8%
American Electric Power Company, Inc.                                  7,288                      248,229
Constellation Energy Group Inc.                                        5,271                      272,511
Dominion Resources, Inc.                                               7,824                      582,340
Entergy Corp.                                                          5,046                      356,550
PG&E Corp.                                                             9,362                      319,244
                                                                                                1,778,874

TOTAL COMMON STOCK                                                                             35,094,260
(COST $30,739,530)


-------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.4%
-------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                      8,350                      237,057
Industrial Select Sector SPDR Fund                                    33,203                    1,010,367

TOTAL EXCHANGE TRADED FUNDS                                                                     1,247,424
(COST $1,113,888)

TOTAL INVESTMENTS IN SECURITIES                                                                36,341,684
(COST $31,853,418)

-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.0%
-------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                729,572                      729,572  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES OUT ON LOAN - 0.1%

State Street Navigator Securities
Lending Prime Portfolio
2.78%                                                                 21,654                       21,654  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                      751,226
(COST $751,226)

TOTAL INVESTMENTS                                                                              37,092,910
(COST $32,604,644)

OTHER ASSETS AND LIABILITIES, NET - 0.0% *                                                         16,750

                                                                                              -----------
NET ASSETS  - 100.0%                                                                          $37,109,660
                                                                                              ===========


GEI MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS -  MARCH 31, 2005 (UNAUDITED)

                                                                     NUMBER
                                                                    OF SHARES                          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
---------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.9%
Bed Bath & Beyond Inc.                                                83,460                        $ 3,049,628  (a)
Cheesecake Factory                                                    47,292                          1,676,501  (a)
DreamWorks Animation SKG Inc. (Class A)                               13,873                            564,770  (a)
Family Dollar Stores, Inc.                                            58,159                          1,765,707
Federated Department Stores                                           20,549                          1,307,738  (h)
Getty Images, Inc.                                                    34,223                          2,433,598  (a,j)
IAC/InterActiveCorp                                                   19,386                            431,726  (a)
Jones Apparel Group, Inc.                                             60,097                          2,012,648  (j)
Michaels Stores, Inc.                                                102,359                          3,715,632
Pulte Homes, Inc.                                                     20,549                          1,513,023
Regal Entertainment Group (Class A)                                   85,486                          1,797,771  (j)
The E.W. Scripps Co. (Class A)                                        44,705                          2,179,369
Univision Communications Inc. (Class A)                               51,180                          1,417,174  (a)
Westwood One Inc.                                                     74,057                          1,507,060  (a)
Williams-Sonoma, Inc.                                                 51,567                          1,895,087  (a)
                                                                                                     27,267,432

CONSUMER STAPLES - 4.2%
Clorox Co.                                                            36,834                          2,320,174
Kroger Co.                                                            77,235                          1,238,077  (a,h)
Pepsi Bottling Group, Inc.                                            25,441                          1,144,336
Reynolds American Inc.                                                44,588                          1,241,776  (j)
The Estee Lauder Companies Inc. (Class A)                             22,682                          1,827,942
Weight Watchers International Inc.                                    44,201                          1,899,759  (a,j)
                                                                                                      9,672,064

ENERGY - 7.8%
BJ Services Co.                                                       44,937                          2,331,332
Devon Energy Corp.                                                    19,700                            940,675
EOG Resources, Inc.                                                   42,650                          2,078,761
GlobalSantaFe Corp.                                                   66,142                          2,449,900
Murphy Oil Corp.                                                      25,202                          2,488,193
Pioneer Natural Resources Co.                                         70,165                          2,997,449
Valero Energy Corp.                                                   30,676                          2,247,630
Weatherford International Ltd.                                        38,385                          2,224,027  (a)
                                                                                                     17,757,967

FINANCIALS - 16.8%
Affiliated Managers Group                                             43,619                          2,705,687  (a,j)
Calamos Asset Management Inc. (Class A)                               88,662                          2,386,781
CB Richard Ellis Group, Inc. (Class A)                               104,495                          3,656,280  (a)
City National Corp.                                                   28,304                          1,976,185
Everest Re Group, Ltd.                                                43,813                          3,728,924
Greenhill & Co., Inc.                                                 27,141                            971,648  (j)
HCC Insurance Holdings, Inc.                                          30,569                          2,095,811
Legg Mason, Inc.                                                      54,282                          1,962,837
M&T Bank Corp.                                                        44,588                          3,484,106
Maguire Properties Inc. (REIT)                                        15,110                          1,542,127
MBIA Inc.                                                             19,386                          1,013,500
North Fork Bancorporation, Inc.                                       98,288                          2,726,509
SEI Investments Co.                                                   56,026                          2,025,900
Southwest Bancorp of Texas, Inc.                                      62,036                          1,138,361
TD Banknorth Inc.                                                     31,917                            997,087  (a)
The Hartford Financial Services Group, Inc.                           36,211                          2,499,283
Zions Bancorp                                                         39,160                          3,496,596
                                                                                                     38,407,622

HEALTHCARE - 15.2%
Alcon Inc.                                                            94,992                          1,661,410
Amylin Pharmaceuticals, Inc.                                          95,574                          4,666,878  (a,j)
Barr Pharmaceuticals, Inc.                                            89,197                          3,548,257  (a)
Caremark Rx, Inc.                                                     57,965                          3,153,876  (a)
DENTSPLY International Inc.                                           71,397                          2,556,013
Gilead Sciences, Inc.                                                 64,702                          1,279,159  (a)
Henry Schein, Inc.                                                    38,772                          2,312,750  (a)
IVAX Corp.                                                            58,905                          2,141,786  (a)
Kinetic Concepts, Inc.                                                45,363                          2,639,673  (a,j)
Manor Care, Inc.                                                      27,335                          2,873,729
Martek Biosciences Corp.                                              74,346                          2,664,561  (a,j)
Quest Diagnostics                                                    128,647                          3,253,483
Smith & Nephew PLC ADR                                                54,282                            990,646  (j)
Thermo Electron Corp.                                                 29,080                          1,166,399  (a)
                                                                                                     34,908,620

INDUSTRIALS - 11.8%
AGCO Corp.                                                            91,891                          1,444,526  (a)
ChoicePoint Inc.                                                      29,467                          1,884,415  (a)
Corinthian Colleges, Inc.                                             34,895                          1,285,881  (a,j)
Corporate Executive Board Co.                                         64,290                          3,433,729
CoStar Group (CoStar), Inc.                                           37,997                          1,435,907  (a)
Danaher Corp.                                                         19,385                          1,267,779
Dover Corp.                                                           45,255                          2,697,651
Eaton Corp.                                                           46,527                          3,304,348
Harsco Corp.                                                         114,770                          2,168,005
L-3 Communications Holdings, Inc.                                     48,466                          2,306,497
MoneyGram International, Inc.                                         48,853                          2,159,303
Rockwell Collins, Inc.                                               115,961                          1,716,218
Stericycle, Inc.                                                      38,169                          2,032,118  (a)
                                                                                                     27,136,377

INFORMATION TECHNOLOGY - 19.6%
Activision, Inc.                                                      40,142                          1,450,732  (a)
Affiliated Computer Services Inc. (Class A)                           32,177                          1,823,792  (a)
Analog Devices, Inc.                                                  67,121                          1,690,107  (h)
CDW Corp.                                                            124,072                          3,129,096
Cogent, Inc.                                                          13,970                            328,295  (a,j)
Comverse Technology, Inc.                                             38,385                          1,772,619  (a)
Dolby Laboratories Inc. (Class A)                                     29,758                          1,184,368  (a)
DST Systems Inc.                                                     115,542                          3,772,446  (a)
Fiserv, Inc.                                                          47,914                          2,097,196  (a)
Harris Corp.                                                          50,639                          1,117,096
Intuit Inc.                                                           20,162                          1,612,355  (a)
Juniper Networks, Inc.                                                36,834                          1,411,111  (a)
Lexmark International Inc. (Class A)                                  27,141                            909,223  (a)
Linear Technology Corp.                                               49,241                          1,122,202
Macromedia, Inc.                                                     113,603                          2,314,093  (a)
Macrovision Corp.                                                     44,366                          2,107,385  (a)
Manhattan Associates, Inc.                                            63,587                          1,653,898  (a,j)
Mettler Toledo International Inc.                                    120,970                          2,854,892  (a)
Microchip Technology Inc.                                             11,632                            504,247
Molex Inc. (Class A)                                                  54,281                          1,450,931  (h)
NAVTEQ Corp.                                                          27,528                            903,469  (a)
Novellus Systems, Inc.                                               101,836                          1,726,120  (a)
Paychex, Inc.                                                        124,266                            648,668
Polycom, Inc.                                                         26,867                            926,911  (a)
RF Micro Devices, Inc.                                                52,259                          1,114,684  (a)
Sungard Data Systems Inc.                                             58,547                          1,059,701  (a)
Symantec Corp.                                                        51,955                          1,206,395  (a)
Synopsys, Inc.                                                        34,895                          1,166,540  (a)
Veritas Software Corp.                                                33,151                          1,853,804  (a)
                                                                                                     44,912,376

MATERIALS - 4.8%
Cabot Corp.                                                           19,386                          1,250,397
Martin Marietta Materials, Inc.                                       28,606                          1,326,174
Monsanto Co.                                                           8,530                            867,757
Peabody Energy Corp.                                                  55,523                          2,657,331
Phelps Dodge Corp.                                                    32,063                          1,665,352
Praxair, Inc.                                                         12,968                          1,058,189
Sealed Air Corp.                                                      42,650                          2,090,276  (a)
                                                                                                     10,915,476

TELECOMMUNICATION SERVICES - 0.8%
Telephone and Data Systems Inc.                                       44,588                          1,806,706

UTILITIES - 4.3%
Ameren Corp.                                                          43,425                          1,974,969  (j)
Cinergy Corp.                                                         38,773                          2,093,354
DTE Energy Co.                                                        60,189                          2,300,424  (j)
PPL Corp.                                                             52,390                          2,463,378
SCANA Corp.                                                           43,440                          1,037,347
                                                                                                      9,869,472

TOTAL COMMON STOCK                                                                                  222,654,112
(COST $189,642,241)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.4%
---------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                              7,504,248                          7,504,248  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES OUT ON LOAN - 9.1%
State Street Navigator Securities Lending Prime
Portfolio
2.78%                                                             20,881,323                         20,881,323  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                         28,385,571
(COST $28,385,571)

TOTAL INVESTMENTS                                                                                   251,039,683
(COST $218,027,813)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET  - (9.6)%                                               (21,869,372)

                                                                                                   ------------
NET ASSETS  - 100.0%                                                                               $229,170,311
                                                                                                   ============


---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity Fund had the following short futures contracts open at March 31, 2005:


DESCRIPTION                               EXPIRATION                                   CURRENT         UNREALIZED
                                             DATE         NUMBER OF CONTRACTS      NOTIONAL VALUE     APPRECIATION
---------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index Futures              June 2005                10               $(3,296,250)         $67,200


GEI SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS -  MARCH 31, 2005 (UNAUDITED)

                                                              NUMBER OF SHARES                   VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.6%
--------------------------------------------------------------------------------------------------------------

AUTOS & TRANSPORTATION - 4.8%
Genesee & Wyoming Inc. (Class A)                                   105,500                   $ 2,733,505 (a)
Oshkosh Truck Corp.                                                 27,500                     2,254,725
RailAmerica, Inc.                                                   41,600                       519,168 (a,j)
                                                                                               5,507,398

CONSUMER DISCRETIONARY  - 15.2%
ADESA, Inc.                                                         86,300                     2,015,968
American Eagle Outfitters                                           63,600                     1,879,380
Arbitron, Inc.                                                      20,900                       896,610
Brinker International, Inc.                                         16,100                       583,142 (a)
Dave & Buster's, Inc.                                               36,500                       682,550 (a,j)
Finish Line (Class A)                                               28,600                       662,090
infoUSA Inc.                                                        94,600                       994,246
Linens 'n Things, Inc.                                              45,200                     1,122,316 (a)
Marvel Enterprises, Inc.                                            48,100                       962,000 (a)
RARE Hospitality International, Inc.                                20,700                       639,216 (a)
School Specialty Inc.                                               17,400                       681,384 (a)
TeleTech Holdings Inc.                                             125,800                     1,625,336 (a)
The Talbots, Inc.                                                   36,300                     1,160,874
The Warnaco Group, Inc.                                             37,700                       906,308 (a)
Timberland Co. (Class A)                                            25,400                     1,801,622 (a)
Triarc Companies, Inc. (Class B)                                    69,000                       954,270 (j)
                                                                                              17,567,312

CONSUMER STAPLES - 2.1%
Gold Kist Inc.                                                      37,200                       591,480 (a,j)
Smithfield Foods, Inc.                                              58,400                     1,842,520 (a)
                                                                                               2,434,000

ENERGY - 5.4%
Chesapeake Energy Corp.                                             74,000                     1,623,560
Hydril Company LP                                                   20,700                     1,209,087 (a)
Oil States International, Inc.                                      87,000                     1,787,850 (a)
St. Mary Land & Exploration Co.                                     32,300                     1,616,615 (j)
                                                                                               6,237,112

FINANCIAL SERVICES - 18.2%
Cullen/Frost Bankers, Inc.                                          27,700                     1,250,655
Digital Insight Corp.                                               54,100                       887,240 (a)
HCC Insurance Holdings, Inc.                                        41,100                     1,486,176
Hilb Rogal & Hobbs Co.                                              42,600                     1,525,080 (j)
Interactive Data Corp.                                              80,300                     1,666,225 (a)
MoneyGram International, Inc.                                      102,800                     1,941,892
NCO Group, Inc.                                                     27,900                       545,445 (a)
Platinum Underwriters Holdings Ltd.                                 44,700                     1,327,590
Raymond James Financial, Inc.                                       53,250                     1,613,475
Sandy Spring Bancorp, Inc.                                          27,600                       892,032 (j)
Sky Financial Group, Inc.                                           58,700                     1,574,334 (j)
Sterling Bancorp                                                    38,160                       926,143
The BISYS Group, Inc.                                               60,300                       945,504 (a)
W Holding Company, Inc.                                            136,782                     1,377,395 (j)
Webster Financial Corp.                                             36,200                     1,643,842
Westamerica Bancorp                                                 27,800                     1,439,206
                                                                                              21,042,234

HEALTHCARE - 13.8%
Centene Corp.                                                      108,000                     3,238,920 (a)
Computer Programs and Systems, Inc.                                 57,300                     1,608,984 (j)
Immunicon Corp.                                                     65,000                       382,850 (a,j)
KV Pharmaceutical Co. (Class A)                                    105,900                     2,456,880 (a,j)
LifePoint Hospitals, Inc.                                           23,700                     1,039,008 (a)
Medical Action Industries Inc.                                      37,700                       712,530 (a)
Noven Pharmaceuticals Inc.                                         104,900                     1,779,104 (a)
Santarus, Inc.                                                      61,700                       299,862 (a,j)
The Cooper Companies, Inc.                                          46,400                     3,382,560
Thoratec Corp.                                                      84,600                     1,033,812 (a,j)
                                                                                              15,934,510

MATERIALS & PROCESSING - 6.8%
Comfort Systems USA, Inc.                                           68,000                       527,000 (a)
Commercial Metals co.                                               59,800                     2,026,622
Harsco Corp.                                                        32,300                     1,925,403
Mueller Industries, Inc.                                            42,200                     1,187,930
Packaging Corp. of America                                          56,700                     1,377,243
Quanta Services, Inc.                                               98,700                       753,081 (a)
                                                                                               7,797,279

PRODUCER DURABLES - 11.3%
Itron, Inc.                                                         60,100                     1,781,364 (a,j)
Manitowoc Co.                                                       59,500                     2,403,205
Mine Safety Appliances Co.                                          17,200                       666,328
Photon Dynamics, Inc.                                               39,500                       752,870 (a,j)
Rudolph Technologies, Inc.                                          60,900                       917,154 (a,j)
Semitool, Inc.                                                      52,000                       530,400 (a,j)
Standard-Pacific Corp.                                              39,800                     2,873,162
Teledyne Technologies Inc.                                          49,900                     1,561,870 (a)
Woodward Governor Co.                                               20,800                     1,491,360
                                                                                              12,977,713

REAL ESTATE INVESTMENT TRUST - 5.1%
BioMed Realty Trust Inc.                                            64,500                     1,328,700
Federal Realty Investment Trust                                     40,100                     1,938,835
Kramont Realty Trust                                                 2,700                        63,180
Omega Healthcare Investors Inc.                                    102,000                     1,119,960
Sizeler Property Investors                                          74,200                       880,012
The Mills Corp.                                                     11,300                       597,770
                                                                                               5,928,457

TECHNOLOGY - 16.4%
CSG Systems International                                           53,400                       869,886 (a)
DRS Technologies, Inc.                                              85,700                     3,642,250 (a)
EDO Corp.                                                           27,000                       811,350
Intergraph Corp.                                                    62,100                     1,789,101 (a,j)
Intermagnetics General Corp.                                        69,200                     1,684,328 (a)
Manhattan Associates, Inc.                                          40,900                       833,133 (a,j)
Micros Systems, Inc.                                                66,900                     2,455,899 (a)
Mobility Electronics, Inc.                                         112,400                       785,676 (a,j)
Parametric Technology Corp.                                        345,400                     1,930,786 (a)
Varian, Inc.                                                        50,700                     1,921,023 (a)
Websense, Inc.                                                      40,800                     2,195,040 (a)
                                                                                              18,918,472

UTILITIES - 0.5%
IDACORP, Inc.                                                       20,700                       587,259


TOTAL COMMON STOCK                                                                           114,931,746
(COST $99,081,975)

--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 14.4%
--------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                            2,321,327                     2,321,327 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES OUT ON LOAN -12.3 %

State Street Navigator Securities Lending
Prime Portfolio
2.78%                                                           14,226,512                    14,226,512 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                  16,547,839
(COST $16,547,838)

TOTAL INVESTMENTS                                                                            131,479,585
(COST $115,629,814)

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%                                             (16,126,672)

                                                                                            ------------
NET ASSETS  - 100.0%                                                                        $115,352,913
                                                                                            ============

--------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------

The GEI Small-Cap Value Equity Fund had the following written option contracts open at March 31, 2005:


                                                   EXPIRATION DATE/      NUMBER OF
CALL OPTIONS                                         STRIKE PRICE        CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------
Cooper Companies, Inc.
 (Written Option Premium $46,114)                   May 05 / 85.00          158              $(2,370)


GEI INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
-------------------------------------------------------------------------------------------------------------------------------

BRAZIL - 3.0%
Aracruz Celulose S.A. ADR                                                         7,455                       $  266,889
Cia Vale do Rio Doce ADR                                                         10,106                          268,516 (a)
Cia Vale do Rio Doce ADR                                                         23,858                          754,151
Empresa Brasileira de Aeronautica S.A. ADR                                       14,518                          454,413 (j)
Petroleo Brasileiro S.A. ADR.                                                     1,390                           53,473
                                                                                                               1,797,442

CANADA - 2.3%
Abitibi-Consolidated Inc.                                                         8,122                           37,594 (j)
Alcan Inc.                                                                       16,564                          629,784
Manulife Financial Corp.                                                          5,193                          247,878 (j)
Nortel Networks Corp.                                                           160,501                          436,458 (a)
                                                                                                               1,351,714

CHINA - 1.5%
China Petroleum & Chemical Corp.                                              1,134,000                          461,635
Huaneng Power International, Inc.                                               563,136                          415,167 (j)
                                                                                                                 876,802

DENMARK - 0.6%
Group 4 Securicor PLC                                                           126,017                          334,158 (a)

FINLAND - 1.5%
Nokia Oyj                                                                        36,418                          566,075 (a,j)
Sampo Oyj (Series A)                                                             23,264                          338,633 (j)
                                                                                                                 904,708

FRANCE - 12.3%
Accor S.A.                                                                        6,763                          331,893 (j)
AXA S.A.                                                                         27,117                          724,236 (j)
BNP Paribas                                                                      14,929                        1,060,345 (h,j)
Carrefour S.A.                                                                    9,190                          488,978 (j)
Credit Agricole S.A.                                                             17,533                          477,838 (j)
Lagardere S.C.A. (Regd.)                                                         10,698                          811,973 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                             3,483                          261,189 (j)
Renault S.A.                                                                      6,395                          572,646 (j)
Sanofi-Aventis                                                                    5,964                          504,210 (j)
Total S.A.                                                                        6,558                        1,538,420 (j)
Veolia Environnement                                                             14,723                          523,527 (j)
                                                                                                               7,295,255

GERMANY - 5.4%
Allianz AG (Regd.)                                                                2,526                          321,562
BASF AG                                                                           8,344                          593,074 (j)
Bayerische Motoren Werke AG                                                       7,898                          359,775
E.ON AG                                                                          10,227                          879,766
Linde AG                                                                          4,273                          294,330
Siemens AG (Regd.)                                                               10,417                          826,523
                                                                                                               3,275,030

HONG KONG - 2.1%
Esprit Holdings Ltd.                                                              6,347                           43,334
Hongkong Land Holdings Ltd.                                                     100,424                          270,141
Jardine Matheson Holdings Ltd.                                                   13,200                          229,680
Sun Hung Kai Properties Ltd. (REIT)                                              75,366                          683,665
                                                                                                               1,226,820

INDIA - 0.3%
Reliance Industries Ltd. GDR                                                      6,117                          156,718 (b)

IRELAND - 0.4%
Bank of Ireland                                                                  14,875                          235,467

ITALY - 6.5%
Banca Intesa S.p.A.                                                              98,475                          501,693 (j)
Ente Nazionale Idrocarburi S.p.A.                                                41,565                        1,082,020 (j)
Mediaset S.p.A.                                                                   5,701                           82,243 (j)
Riunione Adriatica di Sicurta S.p.A.                                             23,214                          547,587
Telecom Italia S.p.A                                                            246,316                          772,300 (j)
UniCredito Italiano S.p.A.                                                      143,053                          842,212 (j)
                                                                                                               3,828,055

JAPAN - 15.9%
Acom Co. Ltd.                                                                    12,953                          877,985 (j)
Aiful Corp.                                                                       2,550                          204,553
Aiful Corp.                                                                       1,275                          100,131
Asahi Breweries Ltd.                                                             10,900                          141,549
Asahi Glass Co. Ltd.                                                             76,003                          802,949
Canon Inc.                                                                       13,600                          731,114
Chiyoda Corp.                                                                    30,000                          313,295
Chugai Pharmaceutical Co. Ltd.                                                   29,700                          457,329 (j)
Daikin Industries Ltd.                                                           27,000                          681,563
Honda Motor Co. Ltd.                                                              7,300                          366,501 (j)
Hoya Corp.                                                                        5,400                          595,737 (j)
JSR Corp.                                                                         9,800                          193,783 (j)
Komatsu Ltd.                                                                     84,000                          632,984 (j)
Kubota Corp.                                                                     22,000                          117,651 (j)
Lawson, Inc.                                                                      7,700                          283,639
Mitsubishi Estate Co. Ltd. (REIT)                                                35,000                          407,723 (j)
Mitsui & Co. Ltd.                                                                52,000                          480,815 (j)
Mitsui OSK Lines Ltd.                                                            56,834                          366,105
Mitsui Sumitomo Insurance Co. Ltd.                                               67,000                          615,754 (j)
Nidec Corp.                                                                       1,900                          237,145
Sharp Corp.                                                                       3,000                           45,494 (j)
SMC Corp.                                                                         4,471                          507,042
Toto Ltd.                                                                        32,000                          275,243 (j)
                                                                                                               9,436,084

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD                                        41,472                          177,893

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)                                         6,001                          309,652
Grupo Televisa S.A. ADR                                                           1,685                           99,078
                                                                                                                 408,730

NETHERLANDS - 2.4%
Aegon N.V.                                                                       10,866                          147,010
ING Groep N.V.                                                                   16,752                          507,281 (j)
Koninklijke Philips Electronics N.V.                                             28,820                          795,938 (a,j)
                                                                                                               1,450,229

NORWAY - 0.5%
Stolt Offshore S.A.                                                              33,641                          260,523 (a)
Telenor ASA                                                                       6,172                           55,715
                                                                                                                 316,238

RUSSIA - 0.7%
LUKOIL ADR                                                                        1,770                          239,658 (b)
LUKOIL ADR                                                                          556                           75,338
MMC Norilsk Nickel ADR                                                            1,269                           74,236
                                                                                                                 389,232

SOUTH KOREA - 2.4%
Kookmin Bank ADR                                                                  8,802                          393,009 (j)
POSCO ADR                                                                           919                           45,362
Samsung Electronics Co. Ltd. GDR                                                  3,935                          973,913 (b)
                                                                                                               1,412,284

SPAIN - 3.8%
ACS Actividades de Construccion y Servicios S.A.                                 13,656                          338,987
Banco Santander Central Hispano S.A. (Regd.)                                     52,913                          645,735 (j)
Grupo Ferrovial S.A.                                                                361                           20,498 (j)
Telefonica S.A.                                                                  68,774                        1,201,296
Telefonica S.A. ADR                                                                 536                           27,856
                                                                                                               2,234,372

SWEDEN - 2.4%
Sandvik AB                                                                       19,508                          814,311 (j)
Svenska Handelsbanken                                                             5,654                          134,061 (j)
Telefonaktiebolaget LM Ericsson (Series B)                                      174,687                          493,564 (a,j)
                                                                                                               1,441,936

SWITZERLAND - 6.5%
ABB Ltd. (Regd.)                                                                 65,174                          406,278 (a)
Adecco S.A.                                                                       7,132                          393,131
Credit Suisse Group (Regd.)                                                      20,705                          892,023 (h)
Holcim Ltd.                                                                       2,806                          173,153
Nestle S.A. (Regd.)                                                               3,262                          895,620 (h)
Novartis AG (Regd.)                                                               5,748                          269,098
Roche Holding AG                                                                  7,859                          845,309
                                                                                                               3,874,612

TAIWAN - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.                                     669,182                        1,093,851

UNITED KINGDOM - 22.7%
BG Group PLC                                                                     49,490                          384,585
BHP Billiton PLC                                                                124,962                        1,678,870 (h)
Brambles Industries PLC                                                         177,632                        1,017,029
Diageo PLC                                                                       44,771                          631,110
GlaxoSmithKline PLC                                                              56,909                        1,304,401 (h)
Group 4 Securicor PLC                                                            91,858                          237,797
Kingfisher PLC                                                                   76,170                          415,600
Lloyds TSB Group PLC                                                             58,430                          527,756
National Grid Transco PLC                                                        12,025                          111,397
Prudential PLC                                                                   32,183                          307,713
Rank Group PLC                                                                   58,689                          303,585
Reed Elsevier PLC                                                                73,417                          760,927
Rio Tinto PLC (Regd.)                                                            19,748                          638,473
Royal Bank of Scotland Group PLC                                                 36,820                        1,171,643
Smith & Nephew PLC                                                               72,473                          681,301
Smiths Group PLC                                                                 67,749                        1,090,077
Tesco PLC                                                                       159,795                          955,667
Vodafone Group PLC                                                              467,801                        1,241,958 (h)
                                                                                                              13,459,889

TOTAL INVESTMENTS IN SECURITIES                                                                               56,977,519
(COST$46,002,045)

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 28.0%
-------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                             1,000                            1,000 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES OUT ON LOAN - 28.0%

State Street Navigator Securities Lending
Prime Portfolio
2.78%                                                                        16,635,295                       16,635,295 (d,e)
(COST $16,635,295)

TOTAL SHORT-TERM INVESTMENTS                                                                                  16,636,295
(COST $16,636,295)

TOTAL INVESTMENTS                                                                                             73,613,814
(COST $62,638,340)

LIABILITIES IN EXCESS OF OTHER ASSETS - 24.0%                                                               (14,272,491)

                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $ 59,341,323
                                                                                                            ============


The GEI International Equity Fund was invested in the following sectors at March 31, 2005:

SECTOR                                                                                                     PERCENTAGE
                                                                                                           (BASED ON
                                                                                                         MARKET VALUE)
----------------------------------------------------------------------------------------------------------------------
Short - Term Investments                                                                                      22.60%
Financials                                                                                                    17.91%
Industrials                                                                                                   14.29%
Materials                                                                                                      7.67%
Consumer Discretionary                                                                                         7.13%
Information Technology                                                                                         6.97%
Energy                                                                                                         5.78%
Health Care                                                                                                    5.52%
Telecommunication Services                                                                                     4.90%
Consumer Staples                                                                                               4.61%
Utilities                                                                                                      2.62%
                                                                                                             -------
                                                                                                             100.00%
                                                                                                             =======


GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                           NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 52.6%
------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.2%
Carnival Corp.                                                                 169,988           $  8,807,078 (h)
Comcast Corp. (Class A Special)                                                287,778              9,611,785 (a)
eBay Inc.                                                                       39,106              1,457,090 (a)
Family Dollar Stores, Inc.                                                      56,522              1,716,008
Liberty Media Corp. (Series A)                                               1,144,508             11,868,548 (a)
Liberty Media International Inc.
(Series A)                                                                      68,850              3,011,499 (a)
Target Corp.                                                                    89,993              4,501,450
The Home Depot, Inc.                                                           227,805              8,711,263
Viacom Inc. (Class B)                                                          152,520              5,312,272
                                                                                                   54,996,993
CONSUMER STAPLES - 3.7%
Avon Products, Inc.                                                              8,832                379,246
Clorox Co.                                                                      26,353              1,659,975
Colgate-Palmolive Co.                                                          130,883              6,828,166
PepsiCo, Inc.                                                                  146,603              7,774,357
Sara Lee Corp.                                                                  32,677                724,122
The Coca-Cola Co.                                                               66,093              2,754,095
Wal-Mart Stores, Inc.                                                           35,856              1,796,744
                                                                                                   21,916,705
ENERGY - 4.1%
Burlington Resources Inc.                                                       80,843              4,047,809
Exxon Mobil Corp.                                                              197,825             11,790,370
Nabors Industries Ltd.                                                          35,326              2,089,180 (a)
Schlumberger Ltd.                                                               94,568              6,665,153
                                                                                                   24,592,512
FINANCIALS - 10.3%
AFLAC Incorporated                                                              57,793              2,153,367 (h)
Alleghany Corp.                                                                    338                 93,521 (a)
American International Group, Inc.                                             176,435              9,776,263 (h)
Bank of America Corp.                                                          101,752              4,487,263 (h)
Berkshire Hathaway Inc. (Class B)                                                1,328              3,792,768 (a)
Citigroup Inc.                                                                 293,205             13,176,633 (h)
Federal National Mortgage Assoc.                                               161,493              8,793,294
HCC Insurance Holdings, Inc.                                                    37,092              1,341,247
MBNA Corp.                                                                     130,706              3,208,832
Mellon Financial Corp.                                                          68,404              1,952,250
Merrill Lynch & Co., Inc.                                                       52,689              2,982,197
State Street Corp.                                                             193,216              8,447,403 (e)
SunTrust Banks, Inc.                                                            18,761              1,352,105
                                                                                                   61,557,143
HEALTHCARE - 8.2%
Abbott Laboratories                                                            149,464              6,968,012 (h)
Amgen Inc.                                                                      53,765              3,129,661 (a)
Cardinal Health, Inc.                                                           50,145              2,798,091
Johnson & Johnson                                                              157,095             10,550,500
Lincare Holdings Inc.                                                          137,771              6,093,611 (a,j)
Pfizer Inc.                                                                    430,058             11,297,624
Wyeth                                                                          198,285              8,363,661
                                                                                                   49,201,160
INDUSTRIALS - 3.7%
Corinthian Colleges, Inc.                                                       65,353              1,027,349 (a)
Dover Corp.                                                                    191,237              7,226,846
Southwest Airlines Co.                                                         220,981              3,146,769
Tyco International Ltd.                                                         98,913              3,343,259
United Technologies Corp.                                                       23,651              2,404,361
Waste Management, Inc.                                                         173,097              4,993,848
                                                                                                   22,142,432
INFORMATION TECHNOLOGY - 13.3%
Applied Materials, Inc.                                                        176,630              2,870,237 (a)
Automatic Data Processing, Inc.                                                134,819              6,060,114 (h)
Certegy Inc.                                                                   103,682              3,589,471
Checkfree Corp.                                                                 31,414              1,280,435 (a)
Cisco Systems, Inc.                                                            275,366              4,926,298 (a)
Dell Inc.                                                                      167,781              6,446,146 (a)
EMC Corp.                                                                      229,619              2,828,906 (a)
First Data Corp.                                                               329,768             12,963,180 (h)
Intel Corp.                                                                    239,333              5,559,706
International Business Machines Corp.                                           18,899              1,726,991
Intuit Inc.                                                                    151,283              6,621,657 (a)
Microsoft Corp.                                                                479,550             11,590,723
Molex Inc. (Class A)                                                           275,366              6,498,638
Oracle Corp.                                                                   300,271              3,747,382 (a)
Paychex, Inc.                                                                   26,689                875,933
Yahoo! Inc.                                                                     57,970              1,965,183 (a)
                                                                                                   79,551,000
MATERIALS - 0.1%
Monsanto Co.                                                                    13,600                877,200

TOTAL DOMESTIC EQUITY                                                                             314,835,145
(COST $307,495,618)

------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.6%
------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.5%
Accor S.A.                                                                      11,954                586,640 (j)
Bayerische Motoren Werke AG                                                     13,961                635,962 (j)
Esprit Holdings Ltd.                                                             9,988                 68,193
Grupo Televisa S.A. ADR                                                          2,978                175,106
Honda Motor Co. Ltd.                                                            12,100                607,489 (j)
Kingfisher PLC                                                                 134,635                734,598
Koninklijke Philips Electronics N.V.                                            50,941              1,406,866 (a,j)
Lagardere S.C.A. (Regd.)                                                        18,910              1,435,261 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                            6,157                461,712 (j)
Mediaset S.p.A.                                                                 10,330                149,022 (j)
Rank Group PLC                                                                 103,737                536,608
Reed Elsevier PLC                                                              129,770              1,344,994
Renault S.A.                                                                    11,303              1,012,137 (j)
Sharp Corp.                                                                      5,000                 75,823 (j)
                                                                                                    9,230,411
CONSUMER STAPLES - 1.0%
Asahi Breweries Ltd.                                                            18,500                240,244
Carrefour S.A.                                                                  16,244                864,305 (j)
Diageo PLC                                                                      79,135              1,115,519
Lawson, Inc.                                                                    12,600                464,136
Nestle S.A. (Regd.)                                                              5,766              1,583,122
Tesco PLC                                                                      282,448              1,689,202
                                                                                                    5,956,528
ENERGY - 1.2%
BG Group PLC                                                                    87,477                679,781
China Petroleum & Chemical Corp.                                             1,892,000                770,205
Ente Nazionale Idrocarburi S.p.A.                                               73,381              1,910,253 (j)
LUKOIL ADR                                                                       4,162                563,951
Petroleo Brasileiro S.A. ADR.                                                    2,459                 94,598
Stolt Offshore S.A.                                                             59,307                459,285 (a)
Total S.A.                                                                      11,591              2,719,096 (j)
                                                                                                    7,197,169
FINANCIALS - 3.8%
Acom Co. Ltd.                                                                   21,656              1,467,895 (j)
Aegon N.V.                                                                      19,206                259,845
Aiful Corp.                                                                      4,250                340,922
Aiful Corp.                                                                      2,125                166,885 (j)
Allianz AG (Regd.)                                                               4,464                568,270
AXA S.A.                                                                        47,931              1,280,132 (j)
Banca Intesa S.p.A.                                                            174,109                887,020
Banco Santander Central Hispano S.A. (Regd.)                                    93,528              1,141,389 (j)
Bank of Ireland                                                                 26,407                418,016
BNP Paribas                                                                     26,389              1,874,302 (j)
Credit Agricole S.A.                                                            30,991                844,618 (j)
Credit Suisse Group (Regd.)                                                     36,598              1,576,732
Hongkong Land Holdings Ltd.                                                    167,135                449,593
ING Groep N.V.                                                                  29,609                896,615 (j)
Kookmin Bank                                                                    12,601                562,733
Lloyds TSB Group PLC                                                           103,283                932,881
Manulife Financial Corp.                                                         9,179                438,143 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                               58,000                675,654 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                             115,000              1,056,890 (j)
Prudential PLC                                                                  56,886                543,908
Riunione Adriatica di Sicurta S.p.A.                                            41,032                967,889
Royal Bank of Scotland Group PLC                                                65,082              2,070,964
Sampo Oyj (Series A)                                                            41,120                598,546 (j)
Sun Hung Kai Properties Ltd. (REIT)                                            124,775              1,131,868
Svenska Handelsbanken                                                            9,993                236,942 (j)
UniCredito Italiano S.p.A.                                                     252,856              1,488,668
                                                                                                   22,877,320
HEALTH CARE - 1.2%
Chugai Pharmaceutical Co. Ltd.                                                  49,600                763,755 (j)
GlaxoSmithKline PLC                                                            100,589              2,305,583
Novartis AG (Regd.)                                                             10,160                475,651
Roche Holding AG                                                                13,891              1,494,107
Sanofi-Aventis                                                                  10,542                891,244 (j)
Smith & Nephew PLC                                                             128,101              1,204,246
                                                                                                    7,134,586
INDUSTRIALS - 3.0%
ABB Ltd. (Regd.)                                                               115,200                718,127 (a)
ACS Actividades de Construccion
y Servicios S.A.                                                                24,138                599,185
Adecco S.A.                                                                     12,607                694,924
Asahi Glass Co. Ltd.                                                           124,005              1,310,075
Brambles Industries PLC                                                        313,976              1,797,664
Chiyoda Corp.                                                                   50,000                522,158 (j)
Daikin Industries Ltd.                                                          45,000              1,135,939 (j)
Empresa Brasileira de Aeronautica S.A. ADR                                      25,687                804,003 (j)
Group 4 Securicor PLC                                                          222,744                590,647 (a)
Group 4 Securicor PLC                                                          162,364                420,320
Grupo Ferrovial S.A.                                                               703                 39,918 (j)
Jardine Matheson Holdings Ltd.                                                  22,000                382,800
Komatsu Ltd.                                                                   140,000              1,054,974 (j)
Kubota Corp.                                                                    36,000                192,521 (j)
Malaysia International Shipping Corp. BHD                                       69,139                296,570
Mitsui & Co. Ltd.                                                               87,000                804,441 (j)
Mitsui OSK Lines Ltd.                                                           93,784                604,125 (j)
Sandvik AB                                                                      34,419              1,436,731 (j)
Siemens AG (Regd.)                                                              18,413              1,460,954
SMC Corp.                                                                        7,445                844,314
Smiths Group PLC                                                               119,751              1,926,785
Toto Ltd.                                                                       53,000                455,871 (j)
                                                                                                   18,093,046
INFORMATION TECHNOLOGY - 1.4%
Canon Inc.                                                                      22,700              1,220,316
Hoya Corp.                                                                       9,000                992,895
Nidec Corp.                                                                      3,200                399,402
Nokia Oyj                                                                       64,404              1,001,084 (a,j)
Nortel Networks Corp.                                                          283,696                771,467 (a)
Samsung Electronics Co. Ltd.                                                     3,060              1,512,674
Taiwan Semiconductor Manufacturing Co. Ltd.                                  1,115,641              1,823,637
Telefonaktiebolaget LM Ericsson (Series B)                                     308,769                872,402 (a,j)
                                                                                                    8,593,877
MATERIALS - 1.8%
Abitibi-Consolidated Inc.                                                       15,015                 69,499 (j)
Alcan Inc.                                                                      29,278              1,113,186 (j)
Aracruz Celulose S.A. ADR                                                       13,177                471,737
BASF AG                                                                         22,881              1,626,332 (j)
BHP Billiton PLC                                                               220,878              2,967,506
Cia Vale do Rio Doce ADR                                                        29,517                784,267 (a,j)
Cia Vale do Rio Doce ADR                                                        32,337              1,022,173
Holcim Ltd.                                                                      4,959                306,011
JSR Corp.                                                                       16,300                322,312 (j)
Linde AG                                                                         7,552                520,193
MMC Norilsk Nickel ADR                                                           2,325                136,012
POSCO                                                                              380                 75,214
Rio Tinto PLC (Regd.)                                                           34,906              1,128,547
                                                                                                   10,542,989
TELECOMMUNICATION SERVICES - 3.1%
America Movil S.A. de C.V. ADR (Series L)                                       10,838                559,241
Telecom Italia S.p.A                                                           435,379              1,365,090 (j)
Telefonica S.A.                                                                121,563              2,123,377 (j)
Telefonica S.A. ADR                                                              1,045                 54,309
Telenor ASA                                                                     10,906                 98,448
Vodafone Group PLC                                                             826,869              2,195,243
Vodafone Group PLC ADR                                                         452,154             12,009,210 (j)
                                                                                                   18,404,918
UTILITIES - 0.6%
E.ON AG                                                                         18,078              1,555,139 (j)
Huaneng Power International, Inc.                                              938,656                692,016 (j)
National Grid Transco PLC                                                       21,788                201,839
Veolia Environnement                                                            26,023                925,337 (j)
                                                                                                    3,374,331

TOTAL FOREIGN EQUITY                                                                              111,405,175
(COST $98,316,108)

                                                                            PRINCIPAL
                                                                              AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 26.2%
------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 7.5%
U.S. Treasury Bonds
5.38%                                             02/15/31                 $ 4,110,000            $ 4,482,448
7.25%                                             05/15/16                     835,000              1,024,286 (h)
8.13%                                             08/15/19 - 08/15/21          540,000                731,607 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                             01/15/14                   1,320,960              1,351,923 (m)
2.38%                                             01/15/25                     268,079                288,373 (m)
3.88%                                             04/15/29                     191,390                263,311 (m)
4.53%                                             04/15/10                     759,953                743,568 (d,m)
U.S. Treasury Notes
2.88%                                             11/30/06                  14,575,000             14,376,343
3.38%                                             02/15/08 - 09/15/09        2,820,000              2,745,953
3.50%                                             12/15/09                   3,600,000              3,497,688
3.50%                                             02/15/10                   2,780,000              2,698,963
4.00%                                             02/15/15                  13,445,000             12,919,839
4.25%                                             11/15/13                      10,000                  9,847
                                                                                                   45,134,149
FEDERAL AGENCIES - 1.5%
Federal Farm Credit Bank
3.75%                                             01/15/09                     650,000                637,933
Federal Home Loan Bank
2.38%                                             02/15/06                   1,405,000              1,389,577
2.63%                                             10/16/06                   1,110,000              1,089,159
3.75%                                             08/18/09                   2,000,000              1,952,881
Federal Home Loan Mortgage Corp.
3.00%                                             09/29/06                   1,085,000              1,069,893
3.63%                                             09/15/08                   1,215,000              1,189,852
4.50%                                             01/15/14                     610,000                597,023
4.63%                                             07/18/07                     610,000                612,463
4.75%                                             12/08/10                     335,000                333,380
6.75%                                             03/15/31                     140,000                170,677
                                                                                                    9,042,838

AGENCY MORTGAGE BACKED - 7.9%
Federal Home Loan Mortgage Corp.
4.50%                                             06/01/33 - 02/01/35          345,992                328,785
5.00%                                             04/01/13                      78,780                 78,923
6.00%                                             04/01/17 - 12/01/34          343,677                352,015
6.50%                                             01/01/27 - 12/01/34          849,476                881,494
7.00%                                             10/01/25 - 12/01/34          126,014                132,611
7.50%                                             11/01/09 - 09/01/33          123,936                132,094
8.00%                                             01/01/30 - 11/01/30           28,548                 30,781
9.00%                                             10/01/25                       1,484                  1,636
Federal National Mortgage Assoc.
4.00%                                             05/01/19 - 06/01/19          347,191                332,755
4.50%                                             05/01/18 - 04/01/34        1,585,422              1,532,842
5.00%                                             11/01/32 - 10/01/34          299,057                293,438
5.50%                                             04/01/14 - 08/01/33          208,908                212,714
6.00%                                             08/01/14 - 02/01/35        1,603,745              1,643,447
6.50%                                             06/01/17 - 02/01/35        3,150,129              3,273,089
7.00%                                             04/01/17 - 10/01/34          456,037                480,272
7.50%                                             12/01/09 - 03/01/34          237,397                253,372
8.00%                                             12/01/11 - 11/01/33          108,118                114,704
8.50%                                             06/01/30                         698                    755
9.00%                                             06/01/09 - 12/01/22           60,335                 63,921
4.50%                                             TBA                        1,450,000              1,417,375 (c)
5.00%                                             TBA                       16,870,000             16,602,707 (c)
5.50%                                             TBA                        5,765,000              5,756,889 (c)
6.00%                                             TBA                       12,185,000             12,451,547 (c)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34          672,409                644,599
6.00%                                             07/15/33 - 04/15/34           41,171                 42,297
6.50%                                             04/15/24 - 08/15/34          212,215                221,607
7.00%                                             03/15/12 - 06/15/34           97,854                102,579
8.00%                                             03/15/30                       7,018                  7,575
9.00%                                             11/15/16 - 12/15/21           35,819                 39,524
                                                                                                   47,426,347

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp.
3.84%                                             10/15/18                     507,261                 42,325 (g,i)
4.34%                                             12/15/30                     696,174                 45,686 (g,i)
4.50%                                             11/15/19                     150,000                140,203
4.50%                                             04/15/13 - 03/15/19          822,420                 88,768 (g)
5.00%                                             01/15/11 - 12/01/34        2,873,021                480,282 (g)
5.00%                                             02/15/34 - 11/15/34        1,065,000              1,008,591
5.48%                                             10/15/33                      70,000                 52,143 (i)
5.50%                                             04/15/17 - 06/15/33          361,689                 59,987 (g)
6.77%                                             12/15/33                      45,000                 36,561 (i)
7.50%                                             01/15/16                      18,295                 19,216
7.50%                                             07/15/27                      10,939                  1,980 (g)
15.97%                                            09/25/43                     797,177                  7,723 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                             02/01/23 - 07/01/24            8,005                  1,702 (g)
Federal Home Loan Mortgage STRIPS
4.96%                                             08/01/27                       1,842                  1,581 (d,f)
Federal National Mortgage Assoc.
1.16%                                             12/25/42                     486,711                 13,689 (g,i)
2.22%                                             06/25/43                     620,750                 29,098 (g,i)
4.50%                                             05/25/18                     214,428                 26,401 (g)
4.50%                                             12/25/19                     100,000                 92,738
4.75%                                             11/25/14                      47,471                  4,430 (g)
4.95%                                             09/25/42                     486,105                 38,433 (g,i)
5.00%                                             02/25/11                      40,390                  1,634 (g)
5.00%                                             04/25/17 - 10/25/17          301,392                 27,783 (g,i)
5.00%                                             02/25/32                     121,067                  8,891 (g)
5.00%                                             01/15/35                     175,000                166,906
5.05%                                             08/25/16                     134,618                  9,674 (g,i)
5.50%                                             01/25/27                      87,527                 12,144 (g)
5.50%                                             07/25/34                     274,081                279,933
6.00%                                             12/25/34                     150,000                156,891
8.00%                                             07/25/14                      78,936                 82,044
8.90%                                             09/25/31                      75,811                 71,407 (i)
14.17%                                            04/25/32                      19,833                 21,378 (i)
Federal National Mortgage
Assoc. (Class S)
4.45%                                             02/25/31                     124,304                  9,672 (g,i)
Federal National Mortgage
Assoc. REMIC
4.50%                                             11/25/13                     355,758                 20,471 (g)
5.00%                                             10/25/22                     167,191                 28,945 (g)
5.50%                                             08/25/33                     814,362                206,390 (g)
10.78%                                            03/25/31                     134,107                135,276 (i)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                                          03/25/22                          29                    433 (g)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                                          05/25/22                          10                    245 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                             11/01/23                      36,196                  8,223 (g)
8.00%                                             08/01/23 - 07/01/24           16,898                  3,626 (g)
Government National Mortgage Assoc.
5.00%                                             02/16/34                      65,000                 61,709
Residential Asset Securities Trust
3.25%                                             03/25/09                   2,600,000              2,600,000
Vendee Mortgage Trust
12.25%                                            05/15/33                     484,149                 17,096 (d,g,i)
                                                                                                    6,122,308
ASSET BACKED - 1.4%
American Express Credit Account
Master Trust (Class A)
1.69%                                             01/15/09                      42,000                 40,934
2.94%                                             11/17/08                   2,575,000              2,578,168 (i)
Bank One Issuance Trust
3.59%                                             05/17/10                      20,000                 19,704
3.76%                                             08/15/08                      62,000                 62,030
Bear Stearns Asset Backed
Securities Inc. (Class A)
3.22%                                             01/25/34                      83,868                 84,228 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                             03/25/09                      28,000                 27,583
Capital Auto Receivables Asset
Trust (Class B)
3.92%                                             11/16/09                     154,000                151,119
Capital One Prime Auto Receivables
Trust (Class A)
2.89%                                             09/17/07                     217,493                217,578 (i)
Citibank Credit Card Issuance Trust
2.55%                                             01/20/09                     200,000                194,636
3.25%                                             03/07/08                     275,000                275,739 (i)
4.45%                                             04/07/10                      35,000                 34,798
Citifinancial Mortgage Securities, Inc.
3.05%                                             04/25/34                     441,919                442,681 (i)
Countrywide Asset-Backed Certificates
3.10%                                             07/25/31                      15,736                 15,737 (i)
Countrywide Home Equity Loan Trust
(Class A)
3.04%                                             07/15/27                     119,158                119,288 (i)
Federal National Mortgage Assoc.
3.95%                                             12/26/31                      41,000                 40,847
Fleet Credit Card Master Trust II
(Class A)
5.60%                                             12/15/08                     300,000                305,514
Ford Credit Auto Owner Trust (Class B)
3.88%                                             01/15/10                     219,000                215,763
4.79%                                             11/15/06                      64,000                 64,298
Ford Credit Floorplan Master Owner
Trust (Class A)
2.85%                                             07/15/09                   2,000,000              2,000,853 (i)
GMAC Mortgage Corp. Loan Trust
(Class A)
2.95%                                             06/25/34                     500,000                500,777 (i)
Mid-State Trust
7.54%                                             07/01/35                       6,968                  7,343
Peco Energy Transition Trust
6.52%                                             12/31/10                      50,000                 54,251
Residential Asset Mortgage
Products, Inc.
3.09%                                             03/25/34                     198,782                198,879 (i)
Residential Asset Securities Corp.
3.10%                                             07/25/32                      51,626                 51,733 (i)
Residential Asset Securities Corp.
(Class A)
4.16%                                             07/25/30                     350,000                346,899 (i)
Saxon Asset Securities Trust
(Class A)
3.05%                                             12/25/32                      21,282                 21,304 (i)
SLM Student Loan Trust (Class A)
3.06%                                             06/15/18                     494,411                494,861 (i)
Wells Fargo Home Equity Trust
3.97%                                             09/25/24                      54,000                 53,168 (i)
                                                                                                    8,620,713
CORPORATE NOTES - 4.9%
Abbey National PLC
7.95%                                             10/26/29                      90,000                115,003
Alberta Energy Co. Ltd.
7.38%                                             11/01/31                      20,000                 23,897
Allegiance Corp.
7.00%                                             10/15/26                     245,000                267,191
Allstate Life Global Funding Trusts
3.85%                                             01/25/08                     130,000                127,924
Alltel Corp.
4.66%                                             05/17/07                     255,000                256,550
America Movil S.A. de C.V.
6.38%                                             03/01/35                     160,000                144,548
American Electric Power Co. Inc.
(Series D)
5.25%                                             06/01/15                     540,000                531,878
American Greetings
6.10%                                             08/01/28                      20,000                 20,850
Appalachian Power Co. (Series G)
3.60%                                             05/15/08                      20,000                 19,408
Assurant, Inc.
6.75%                                             02/15/34                      60,000                 65,158
AT&T Wireless Services Inc.
7.35%                                             03/01/06                     125,000                128,918
8.75%                                             03/01/31                     100,000                131,847
Auburn Hills Trust
12.38%                                            05/01/20                     160,000                250,480
Bank of America Corp.
3.88%                                             01/15/08                     625,000                616,966
Bank One Corp.
6.50%                                             02/01/06                     185,000                189,074
BB&T Corp.
4.75%                                             10/01/12                      25,000                 24,546
BellSouth Corp.
6.00%                                             11/15/34                     385,000                383,818
Belo Corp.
8.00%                                             11/01/08                      30,000                 32,845
Boeing Co.
8.75%                                             08/15/21                     335,000                450,971
British Telecommunications PLC
8.38%                                             12/15/10                     105,000                121,992
Burlington Northern Santa Fe Corp.
8.13%                                             04/15/20                      60,000                 75,741
Campbell Soup Co.
5.50%                                             03/15/07                      50,000                 51,118
Carolina Power & Light Co.
5.15%                                             04/01/15                      60,000                 59,694
6.13%                                             09/15/33                      35,000                 36,846
Charter One Bank FSB
6.38%                                             05/15/12                      50,000                 53,938
Citigroup Inc.
5.00%                                             03/06/07                      90,000                 91,390
5.85%                                             12/11/34                     460,000                468,449
6.63%                                             06/15/32                     125,000                140,279
CNA Financial Corp.
5.85%                                             12/15/14                     370,000                367,436
Comcast Cable Communications Holdings Inc.
8.38%                                             03/15/13                      90,000                107,041
9.46%                                             11/15/22                     130,000                176,827
ConAgra Foods, Inc.
6.00%                                             09/15/06                     120,000                123,128
Consolidated Natural Gas Co.
5.38%                                             11/01/06                     175,000                177,911
Consumers Energy Co.
5.15%                                             02/15/17                      55,000                 53,360
Countrywide Home Loans, Inc.
5.63%                                             05/15/07                      50,000                 51,129
CSX Corp.
5.50%                                             08/01/13                      65,000                 66,240
CSX Transportation, Inc.
9.75%                                             06/15/20                      21,000                 28,934
D.R. Horton Inc.
4.88%                                             01/15/10                     180,000                172,536
DaimlerChrysler NA Holding Corp.
6.40%                                             05/15/06                     500,000                510,667
Deutsche Telekom International Finance BV
3.88%                                             07/22/08                     490,000                479,619
5.25%                                             07/22/13                      90,000                 90,272
Dominion Resources Inc. (Series B)
4.13%                                             02/15/08                      90,000                 89,030
Dominion Resources Inc. (Series G)
3.66%                                             11/15/06                     185,000                183,555
Duke Capital LLC
4.30%                                             05/18/06                     130,000                130,195
4.33%                                             11/16/06                     230,000                230,155
5.50%                                             03/01/14                     100,000                100,040
6.25%                                             02/15/13                      50,000                 52,550
Duke Energy Corp.
4.50%                                             04/01/10                      30,000                 29,689
EOP Operating LP (REIT)
7.75%                                             11/15/07                     790,000                850,194
European Investment Bank
4.63%                                             03/01/07                      70,000                 70,841
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                     470,000                495,871
Ford Motor Co.
7.45%                                             07/16/31                      70,000                 63,240
Ford Motor Credit Co.
5.63%                                             10/01/08                      90,000                 86,430
5.80%                                             01/12/09                      80,000                 77,181
6.50%                                             01/25/07                     415,000                420,007
7.38%                                             02/01/11                     430,000                430,026
FPL Group Capital Inc. (Series A)
4.09%                                             02/16/07                      80,000                 79,803
General Mills, Inc.
3.88%                                             11/30/07                      50,000                 49,323
General Motors Acceptance Corp.
6.13%                                             09/15/06                      70,000                 69,424
6.88%                                             09/15/11                     575,000                519,477
8.00%                                             11/01/31                      88,000                 76,465
Georgia Power Co.
4.88%                                             07/15/07                      65,000                 65,693
Georgia-Pacific Corp.
8.13%                                             05/15/11                     110,000                121,275
Goldman Sachs Group, Inc.
5.25%                                             10/15/13                     515,000                513,462
6.60%                                             01/15/12                      10,000                 10,843
Goodrich Corp.
7.10%                                             11/15/27                      40,000                 45,565
GTE Corp.
6.94%                                             04/15/28                     100,000                108,211
Halliburton Co.
8.75%                                             02/15/21                     190,000                249,302
Household Finance Corp.
6.38%                                             11/27/12                     215,000                231,562
HSBC Bank USA NA
3.88%                                             09/15/09                     620,000                599,869
HSBC Finance Corp.
6.75%                                             05/15/11                     280,000                305,648
Hudson United Bank
7.00%                                             05/15/12                      80,000                 87,693
Huntington National Bank
2.75%                                             10/16/06                      45,000                 44,085
Hydro Quebec
8.25%                                             04/15/26                     470,000                647,785
International Business Machines Corp.
3.80%                                             02/01/08                     100,000                 98,708
iStar Financial Inc.
6.00%                                             12/15/10                     630,000                641,901
JPMorgan Chase Capital XV (Series O)
5.88%                                             03/15/35                     125,000                120,714
Kellogg Co. (Series B)
6.60%                                             04/01/11                     185,000                200,739
Kerr-McGee Corp.
5.88%                                             09/15/06                      65,000                 66,176
KFW International Finance
4.75%                                             01/24/07                     415,000                421,495
Kinder Morgan Energy Partners LP
5.13%                                             11/15/14                      70,000                 68,087
Kinder Morgan, Inc.
6.50%                                             09/01/12                     140,000                150,242
Kraft Foods Inc.
4.13%                                             11/12/09                     490,000                476,621
Lockheed Martin Corp.
8.50%                                             12/01/29                     185,000                248,816
Marsh & McLennan Companies Inc.
2.77%                                             07/13/07                   1,500,000              1,492,900 (i)
Masco Corp.
6.75%                                             03/15/06                      55,000                 56,364
May Department Stores Co.
6.70%                                             07/15/34                      70,000                 72,171
Morgan Stanley
4.00%                                             01/15/10                     180,000                173,285
4.25%                                             05/15/10                     405,000                393,529
Motorola, Inc.
4.61%                                             11/16/07                      65,000                 65,170
NB Capital Trust IV
8.25%                                             04/15/27                     215,000                235,159
Noble Energy, Inc.
8.00%                                             04/01/27                      50,000                 62,760
Nordic Investment Bank
2.75%                                             01/11/06                      60,000                 59,666
Norfolk Southern Corp.
6.00%                                             04/30/08                      20,000                 21,004
7.05%                                             05/01/37                     135,000                156,323
Norfolk Southern Railway Co.
9.75%                                             06/15/20                      29,000                 40,365
Northeast Utilities (Series B)
3.30%                                             06/01/08                      30,000                 28,882
Northrop Grumman Corp.
4.08%                                             11/16/06                     200,000                199,742
Ocean Energy, Inc.
4.38%                                             10/01/07                      15,000                 14,901
Pacific Gas & Electric Co.
6.05%                                             03/01/34                     100,000                102,319
Pemex Finance Ltd.
9.03%                                             02/15/11                      20,000                 22,402
Pemex Project Funding Master Trust
7.38%                                             12/15/14                      15,000                 15,960
8.63%                                             02/01/22                      60,000                 68,250
Pepco Holdings, Inc.
5.50%                                             08/15/07                      55,000                 55,939
Petrobras International Finance Co.
9.75%                                             07/06/11                      40,000                 45,500
Pioneer Natural Resources Co.
6.50%                                             01/15/08                     145,000                153,180
Procter & Gamble - ESOP (Series A)
9.36%                                             01/01/21                     180,000                233,110
Protective Life Secured Trust
4.00%                                             10/07/09                      15,000                 14,565
Prudential Financial, Inc.
4.10%                                             11/15/06                     250,000                250,822 (k)
PSI Energy, Inc.
6.65%                                             06/15/06                      40,000                 41,045
Public Service Company of New Mexico
4.40%                                             09/15/08                      50,000                 49,306
Puget Energy, Inc.
3.36%                                             06/01/08                      30,000                 28,956
Quest Diagnostics
6.75%                                             07/12/06                      45,000                 46,370
Raytheon Co.
4.85%                                             01/15/11                      85,000                 84,755
6.40%                                             12/15/18                     215,000                230,355
RBS Capital Trust I
5.51%                                             09/29/49                      95,000                 95,128 (i)
Reckson Operating Partnership LP
5.88%                                             08/15/14                      65,000                 66,820
Royal Bank of Canada
4.13%                                             01/26/10                     330,000                322,988
Royal Bank of Scotland Group PLC
7.65%                                             08/31/49                      25,000                 30,465 (i)
Royal Bank of Scotland Group PLC ADR
9.12%                                             03/31/49                     140,000                165,462
SBC Communications Inc.
5.10%                                             09/15/14                      75,000                 73,113
Scottish Power PLC
4.91%                                             03/15/10                     185,000                185,027
Shurgard Storage Centers Inc. (REIT)
5.88%                                             03/15/13                       5,000                  5,097
SLM Corp.
4.00%                                             01/15/09                      60,000                 58,757
Southern California Edison Co.
8.00%                                             02/15/07                      59,000                 62,764
Sprint Capital Corp.
4.78%                                             08/17/06                     145,000                145,892 (k)
6.00%                                             01/15/07                      70,000                 71,746
6.13%                                             11/15/08                      80,000                 83,614
8.38%                                             03/15/12                     715,000                835,896
State of Illinois
4.95%                                             06/01/23                      85,000                 82,226
Telecom Italia Capital S.A. (Series B)
5.25%                                             11/15/13                      90,000                 88,808
Telefonos de Mexico S.A. de C.V.
4.50%                                             11/19/08                     355,000                349,444
TELUS Corp.
7.50%                                             06/01/07                     125,000                132,982
Time Warner, Inc.
6.88%                                             05/01/12                      25,000                 27,324
9.13%                                             01/15/13                     340,000                420,996
Toyota Motor Credit Corp.
2.89%                                             09/15/06                   2,000,000              1,998,616 (i)
TXU Electric Delivery Co.
6.38%                                             05/01/12                     130,000                138,999
Tyco International Group S.A.
5.80%                                             08/01/06                     185,000                188,728
6.75%                                             02/15/11                      10,000                 10,883
Tyson Foods, Inc.
7.25%                                             10/01/06                     425,000                443,020
UBS Preferred Funding Trust I
8.62%                                             10/29/49                      70,000                 82,243 (i)
UFJ Bank Ltd.
7.40%                                             06/15/11                     165,000                183,374
Union Pacific Corp.
6.65%                                             01/15/11                     205,000                222,830
United Utilities PLC
6.45%                                             04/01/08                     125,000                130,957
US Bank National Assoc.
2.85%                                             11/15/06                      40,000                 39,238
Valero Energy Corp.
6.88%                                             04/15/12                      70,000                 77,515
7.50%                                             04/15/32                      35,000                 42,185
Verizon
6.50%                                             09/15/11                      50,000                 54,083
Verizon Global Funding Corp.
7.75%                                             06/15/32                     490,000                607,958
Verizon Pennsylvania Inc. (Series A)
5.65%                                             11/15/11                     140,000                144,753
Wachovia Corp.
5.25%                                             08/01/14                     100,000                100,039
Washington Mutual, Inc.
5.63%                                             01/15/07                      70,000                 71,606
Wells Fargo & Co.
5.25%                                             12/01/07                      90,000                 92,064
Weyerhaeuser Co.
6.13%                                             03/15/07                      51,000                 52,507
Wisconsin Electric Power
3.50%                                             12/01/07                      70,000                 68,552
Wisconsin Energy Corp.
5.88%                                             04/01/06                      23,000                 23,424
                                                                                                   29,507,585

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Bear Stearns Commercial
Mortgage Securities
3.88%                                             08/13/39                     108,000                104,509
4.17%                                             01/12/41                     500,000                492,890
4.68%                                             08/13/39                     198,000                193,573
6.02%                                             02/14/31                      75,000                 78,539
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                             02/14/31                      40,000                 42,650
CS First Boston Mortgage Securities Corp.
4.60%                                             03/15/35                     300,000                292,555
6.13%                                             04/15/37                      50,000                 53,335
DLJ Commercial Mortgage Corp.
6.24%                                             11/12/31                     228,000                239,438
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                             12/10/41                     271,000                265,791 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.56%                                             12/10/41                   4,038,000                129,332 (d,i)
GMAC Commercial Mortgage Securities, Inc.
4.21%                                             12/10/41                     350,000                343,331 (i)
6.42%                                             05/15/35                     500,000                526,249
Impac CMB Trust
3.11%                                             04/25/35                     990,434                990,744 (i)
3.13%                                             08/25/32                      68,029                 68,055 (i)
Impac CMB Trust (Class A)
3.08%                                             11/25/32                      30,663                 30,718 (i)
3.23%                                             12/25/33                     428,449                429,461 (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
6.47%                                             11/15/35                      40,000                 43,296
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                             10/15/37                      66,000                 65,359 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                             09/15/27                     108,000                105,537 (i)
4.20%                                             12/15/29                     135,000                132,516
4.49%                                             01/18/12                   5,000,000                192,265 (d)
4.51%                                             12/15/29                     135,000                132,319
6.23%                                             03/15/26                      53,000                 56,014
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                             02/15/30                     400,000                393,036
6.65%                                             11/15/27                     304,000                331,785
Master Alternative Loans Trust
5.00%                                             08/25/18                      84,622                 11,398 (g)
6.50%                                             08/25/34 - 01/25/35          426,904                441,846
Morgan Stanley Capital I
5.17%                                             01/14/42                     300,000                301,485 (i)
6.53%                                             03/15/31                     287,000                304,116
7.11%                                             04/15/33                      73,000                 79,455
Morgan Stanley Capital I (Class A)
4.66%                                             09/13/45                     300,000                291,849
Morgan Stanley Dean Witter Capital I
6.46%                                             02/15/33                     300,000                312,761
6.96%                                             10/15/33                      45,115                 47,384
7.20%                                             10/15/33                      50,000                 55,205
Nomura Asset Securities Corp. (Class A)
6.59%                                             03/15/30                     500,000                529,033
Opteum Mortgage Acceptance Corp.
3.15%                                             02/25/35                     986,724                986,724 (i)
Wachovia Bank Commercial Mortgage Trust
4.38%                                             10/15/41                     500,000                492,987
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                             10/15/41                     300,000                292,946
4.95%                                             10/15/41                     700,000                685,632
Washington Mutual
2.99%                                             01/25/45                     494,719                495,914 (i)
                                                                                                   11,062,032
SOVEREIGN BONDS - 0.2%
Government of Italy
4.50%                                             01/21/15                      60,000                 58,237
Government of Mexico
6.75%                                             09/27/34                     200,000                195,000
Ontario Electricity Financial Corp.
7.45%                                             03/31/13                      20,000                 23,641
Province of British Columbia
4.63%                                             10/03/06                      45,000                 45,456
Province of New Brunswick
3.50%                                             10/23/07                      50,000                 49,184
Province of Ontario
3.38%                                             01/15/08                     500,000                488,846
4.50%                                             02/03/15                     250,000                242,374
5.13%                                             07/17/12                      10,000                 10,294
                                                                                                    1,113,032

TOTAL BONDS AND NOTES                                                                             158,029,004
(COST $159,563,259)

                                                                               NUMBER
                                                                             OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                               84,549           $  2,400,346
Industrial Select Sector SPDR Fund                                             316,468              9,630,121

TOTAL EXCHANGE TRADED FUNDS                                                                        12,030,467
(COST $11,190,663)

                                                                              NUMBER OF
                                                                              CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U S Treasury Notes 5 Yr. Futures                                                    32                 $3,096

PUT OPTIONS
U S Treasury Notes 5 Yr. Futures                                                    32                 13,096

TOTAL PURCHASED OPTIONS                                                                                16,192
(COST $16,192)

TOTAL INVESTMENTS IN SECURITIES                                                                   596,315,983
(COST $576,581,840)

------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.1%
------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                       60,328,523             60,328,523 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES OUT ON LOAN - 7.0%

State Street Navigator Securities Lending Prime
Portfolio
2.78%                                                                       42,087,032             42,087,032 (d,e)
(COST $42,087,032)

TOTAL SHORT-TERM INVESTMENTS                                                                      102,415,555
(COST $102,415,555)

TOTAL INVESTMENTS                                                                                 698,731,538
(COST $678,997,395)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (16.5)%                                                                                     (98,733,855)
                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $599,997,683
                                                                                                 ============


------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following written option contracts open at March 31, 2005:

                                                      EXPIRATION DATE/            NUMBER OF
CALL OPTIONS                                            STRIKE PRICE              CONTRACTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S Treasury Notes 5Yrs.
 (Written Option Premium $6,904)                     April 05/107.50                   32                   $(6,904)

                                                      EXPIRATION DATE/            NUMBER OF
PUT OPTIONS                                             STRIKE PRICE              CONTRACTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S Treasury Notes 5Yrs.
 (Written Option Premium $6,404)                     April 05/106.50                 32                     $(6,404)

The GEI Total Return Fund had the following long futures contracts open at March 31, 2005:

                                                                                             CURRENT                UNREALIZED
DESCRIPTION                          EXPIRATION DATE         NUMBER OF CONTRACTS          NOTIONAL VALUE           APPREC/DEPREC
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                   June 2005                     6                     $1,775,850               $    500
U.S.Treasury Notes 5 Yrs.               June 2005                    39                      4,176,656                (18,301)
                                                                                                                     --------
                                                                                                                     $(17,801)
                                                                                                                     ========

The GEI Total Return Fund had the following short futures contracts open at March 31, 2005:

                                                                                              CURRENT                UNREALIZED
DESCRIPTION                          EXPIRATION DATE         NUMBER OF CONTRACTS          NOTIONAL VALUE           DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yrs.              June 2005                     13                   $(1,420,453)              $(10,500)


GEI GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                    PRINCIPAL
                                                                     AMOUNT                VALUE
------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 86.6%
------------------------------------------------------------------------------------------------------

AUSTRIA - 1.8%
Government of Austria
4.00%                              07/15/09                 EUR          219,000       $  296,360 (h)

BELGIUM - 1.8%
Government of Belgium
5.00%                              09/28/11                 EUR           40,000           57,108 (h)
5.50%                              09/28/17                 EUR          155,000          235,159 (h)
                                                                                          292,267
CANADA - 2.8%
Government of Canada
5.75%                              06/01/33                 CAD           72,000           69,004
6.00%                              06/01/11                 CAD          415,000          379,069
                                                                                          448,073
FINLAND - 0.8%
Government of Finland
5.38%                              07/04/13                 EUR           93,000          137,154 (h)

FRANCE - 5.1%
Government of France
5.50%                              10/25/07 - 04/25/10      EUR          579,000          827,467 (h)

GERMANY - 19.4%
Bundesobligation
4.50%                              08/17/07                 EUR          205,000          277,834
5.00%                              02/17/06                 EUR          173,000          230,086 (h)
Deutsche Bundesrepublik
4.13%                              07/04/08                 EUR           50,000           67,660 (h)
5.00%                              01/04/12                 EUR          725,000        1,039,029 (h)
5.50%                              01/04/31                 EUR           65,000          103,092 (h)
6.00%                              01/04/07                 EUR          270,000          371,824 (h)
6.25%                              01/04/30                 EUR          547,000          947,613 (h)
Kreditanstalt fuer Wiederaufbau
5.25%                              07/04/12                 EUR           72,000          104,462 (h)
                                                                                        3,141,600
GREECE - 2.4%
Hellenic Republic
5.25%                              05/18/12                 EUR          107,000          154,109 (h)
6.00%                              02/19/06                 EUR          172,000          230,516 (h)
                                                                                          384,625
ITALY - 1.0%
Italy Buoni Poliennali
Del Tesoro
6.75%                              02/01/07                 EUR          117,000          163,537 (h)

JAPAN - 21.7%
Government of Japan
0.03%                              03/20/06                 JPY       32,500,000          305,206 (d)
0.07%                              12/20/06                 JPY       28,500,000          268,396 (d)
0.09%                              03/20/07                 JPY       62,500,000          588,972 (d)
0.15%                              09/20/07                 JPY       31,600,000          296,486 (d)
0.33%                              12/22/08                 JPY       65,000,000          620,548 (d)
1.10%                              12/20/05                 JPY       65,000,000          612,339
1.30%                              09/20/12                 JPY       35,400,000          339,297
1.80%                              12/20/10                 JPY       48,400,000          481,944
                                                                                        3,513,188
NETHERLANDS - 2.8%
Government of Netherlands
5.50%                              01/15/28                 EUR          285,000          447,044

SPAIN - 2.4%
Government of Spain
4.25%                              10/31/07                 EUR          290,000          392,011

UNITED KINGDOM - 4.0%
United Kingdom Gilt
6.00%                              12/07/28                 GBP          102,000          231,539
7.75%                              09/08/06                 GBP           96,000          189,082
8.50%                              12/07/05                 GBP          120,000          232,687
                                                                                          653,308
UNITED STATES - 20.6%
U.S. Treasury Bonds
5.25%                              02/15/29                 USD          683,000          719,561 (h)
5.38%                              02/15/31                 USD          350,000          381,717 (h)
U.S. Treasury Notes
3.50%                              11/15/06                 USD          700,000          697,781 (h)
4.38%                              05/15/07 - 08/15/12      USD        1,280,000        1,288,270 (h)
6.50%                              05/15/05                 USD          250,000          251,112 (h)
                                                                                        3,338,441

TOTAL BONDS & NOTES                                                                    14,035,075
(COST $11,365,927)

                                                                        NUMBER OF
                                                                         SHARES          VALUE
------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.1%
------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                                    184,278      $   184,278  (d,l)
(COST $184,278)

TOTAL INVESTMENTS                                                                      14,219,353
(COST $11,550,205)

OTHER ASSETS AND LIABILITIES,
NET - 12.3%                                                                             1,987,639
                                                                                      -----------
NET ASSETS - 100%                                                                     $16,206,992
                                                                                      ===========


GEI INCOME FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)



                                                                PRINCIPAL
                                                                 AMOUNT                   VALUE
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.9%
-------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 15.0%

U.S. Treasury Bonds
5.38%                                 02/15/31                 $2,025,000             $ 2,208,505 (h)
7.25%                                 05/15/16                    760,000                 932,284 (h)
8.13%                                 08/15/19 - 08/15/21       3,060,000               4,162,720 (h)
U.S. Treasury Inflation
Indexed Bonds
2.00%                                 01/15/14                  1,718,280               1,758,556 (m)
2.38%                                 01/15/25                    349,009                 375,429 (m)
3.88%                                 04/15/29                    243,587                 335,123 (m)
4.53%                                 04/15/10                    956,232                 935,616 (d,m)
U.S. Treasury Notes
2.88%                                 11/30/06                    590,000                 581,958
3.38%                                 02/15/08 - 09/15/09       2,410,000               2,361,443
3.50%                                 02/15/10                    850,000                 825,222
3.88%                                 05/15/09                  3,895,000               3,862,944
4.00%                                 02/15/15                    980,000                 941,721
4.25%                                 11/15/13                     95,000                  93,545
                                                                                       19,375,066

FEDERAL AGENCIES - 9.9%

Federal Farm Credit Bank
3.75%                                 01/15/09                    670,000                 657,561
Federal Home Loan Bank
2.38%                                 02/15/06                  4,355,000               4,307,195 (h)
2.63%                                 10/16/06                  2,175,000               2,134,163
Federal Home Loan Mortgage Corp.
3.00%                                 09/29/06                  1,445,000               1,424,880
3.63%                                 09/15/08                  1,520,000               1,488,539
4.50%                                 01/15/14                    780,000                 763,406
4.75%                                 12/08/10                  1,065,000               1,059,851 (h)
6.75%                                 03/15/31                    730,000                 889,957
                                                                                       12,725,552

AGENCY MORTGAGE BACKED - 24.3%

Federal Home Loan Mortgage Corp.
4.50%                                 06/01/33 - 02/01/35         345,992                 328,785
5.00%                                 04/01/13                    472,678                 473,539
6.00%                                 04/01/17 - 12/01/34       1,100,624               1,128,257
6.50%                                 01/01/27 - 12/01/34         845,925                 877,944
7.00%                                 10/01/16 - 12/01/34         262,932                 276,834
7.50%                                 11/01/09 - 09/01/33          47,988                  50,790
8.00%                                 09/01/09 - 11/01/30          59,905                  63,689
8.50%                                 01/01/30 - 05/01/30          43,059                  46,583
Federal National Mortgage Assoc.
4.00%                                 05/01/19 - 06/01/19         370,386                 354,986
4.50%                                 05/01/18 - 04/01/34       1,609,141               1,554,271
5.00%                                 11/01/32 - 10/01/34         244,281                 239,672
5.50%                                 12/01/13 - 08/01/33         606,306                 611,769
6.00%                                 06/01/14 - 02/01/35       3,620,497               3,707,455
6.50%                                 03/01/15 - 02/01/35       4,272,568               4,437,609
7.00%                                 03/01/15 - 10/01/34       1,362,179               1,433,715
7.50%                                 12/01/09 - 03/01/34         432,462                 461,516
8.00%                                 12/01/12 - 11/01/33         331,933                 357,362
8.50%                                 05/01/31                     10,359                  11,205
9.00%                                 04/01/16 - 12/01/22          55,418                  59,685
4.50%                                 TBA                         805,000                 786,888 (c)
5.00%                                 TBA                         450,000                 449,578 (c)
5.50%                                 TBA                       8,200,000               8,188,463 (c)
6.00%                                 TBA                       1,550,000               1,583,906 (c)
Government National
Mortgage Assoc.
3.38%                                 02/20/23 - 02/20/26          32,272                  32,827 (i)
4.13%                                 11/20/22 - 12/20/24          12,305                  12,508 (i)
4.50%                                 08/15/33 - 09/15/34         737,744                 707,232
6.00%                                 04/15/33 - 04/15/34         736,752                 756,867
6.50%                                 04/15/19 - 08/15/34       1,722,739               1,798,613
7.00%                                 03/15/12 - 06/15/34         366,384                 386,731
7.50%                                 11/15/31 - 10/15/33          23,347                  25,042
8.00%                                 12/15/29 - 04/15/30          15,798                  17,052
8.50%                                 10/15/17                     44,094                  48,011
9.00%                                 11/15/16 - 12/15/21         100,852                 111,292
                                                                                       31,380,676

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 7.6%

Federal Home Loan Mortgage Corp.
3.84%                                 10/15/18                    568,133                  47,404 (g,i)
4.34%                                 12/15/30                  1,566,392                 102,794 (g,i)
4.50%                                 11/15/19                    175,000                 163,570
4.50%                                 04/15/13 - 03/15/19       1,263,300                 154,970 (g)
5.00%                                 01/15/11 - 12/01/34       5,524,152                 893,519 (g)
5.00%                                 02/15/34 - 11/15/34       1,535,000               1,450,846
5.48%                                 10/15/33                    235,000                 175,051 (i)
5.50%                                 04/15/17 - 06/15/33         895,184                 176,019 (g)
6.25%                                 01/15/23                      4,456                   4,473
6.50%                                 02/15/21                      2,312                   2,309
6.77%                                 12/15/33                    150,000                 121,871 (i)
7.50%                                 01/15/16                    100,624                 105,687
7.50%                                 07/15/27                     25,504                   4,615 (g)
8.25%                                 06/01/26                     60,000                  79,774 (h,k)
9.70%                                 06/15/33                    746,172                 743,650 (i)
15.97%                                09/25/43                  3,282,493                  31,799 (d,g,i)
Federal Home Loan Mortgage
Corp. STRIPS
8.00%                                 02/01/23 - 07/01/24          13,091                   2,784 (g)
Federal Home Loan Mortgage STRIPS
4.96%                                 08/01/27                      3,245                   2,785 (d,f)
Federal National Mortgage Assoc.
1.16%                                 12/25/42                    243,355                   6,844 (g,i)
2.22%                                 06/25/43                  3,318,942                 155,575 (g,i)
4.00%                                 08/25/17 - 02/25/28       1,161,948               1,137,987
4.15%                                 10/25/29                    775,506                  67,614 (g,i)
4.25%                                 12/25/30                    778,083                  51,791 (g,i)
4.50%                                 05/25/18                    233,922                  28,802 (g)
4.50%                                 12/25/19                    125,000                 115,922
4.65%                                 05/25/18                  1,342,932                 114,956 (g,i)
4.75%                                 11/25/14                    142,414                  13,289 (g)
4.75%                                 09/25/42                  2,558,450                 202,277 (g,i)
4.80%                                 04/25/17 - 10/25/17       1,724,087                 157,170 (g,i)
4.85%                                 08/25/16                    582,302                  41,844 (g,i)
5.00%                                 02/25/11 - 02/25/32         553,641                  52,828 (g)
5.00%                                 01/15/35                    175,000                 166,906
5.25%                                 06/25/42                    822,408                  71,961 (g,i)
5.50%                                 01/25/27                    459,517                  63,758 (g)
5.50%                                 07/25/34                    274,081                 279,933
6.00%                                 12/25/34                    175,000                 183,039
7.50%                                 07/25/41                     81,311                  86,215
8.00%                                 07/25/14                    365,443                 379,832
8.50%                                 09/25/31                    484,347                 456,212 (i)
9.63%                                 05/25/17                     33,448                  33,968 (i)
13.65%                                04/25/32                    148,751                 160,337 (i)
Federal National Mortgage
Assoc. (Class S)
4.25%                                 02/25/31                    737,803                  57,410 (g,i)
Federal National Mortgage
Assoc. REMIC
4.50%                                 11/25/13                    824,887                  47,406 (g)
5.00%                                 10/25/22                    197,590                  34,208 (g)
5.50%                                 08/25/33                    681,323                 172,673 (g)
7.00%                                 09/25/20                      1,608                   1,645
10.34%                                03/25/31                    733,644                 740,041 (i)
Federal National Mortgage Assoc.
REMIC (Class B)
6.03%                                 12/25/22                        865                     686 (d,f)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                              03/25/22                         29                     433 (g)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                              05/25/22                         19                     491 (g)
Federal National Mortgage
Assoc. STRIPS
7.50%                                 11/01/23                     80,806                  18,358 (g)
8.00%                                 08/01/23 - 07/01/24          28,346                   6,085 (g)
8.50%                                 07/25/22                      1,375                     272 (g)
9.00%                                 05/25/22                        884                     189 (g)
Government National
Mortgage Assoc.
5.00%                                 02/16/34                    400,000                 379,750
Vendee Mortgage Trust
12.25%                                05/15/33                  1,997,113                  70,523 (d,g,i)
                                                                                        9,823,150

ASSET BACKED - 7.0%

American Express Credit Account
Master Trust (Class A)
1.69%                                 01/15/09                    175,000                 170,557
2.93%                                 12/15/08                    150,000                 150,181 (i)
2.95%                                 04/15/08                    390,000                 390,262 (i)
Bank One Issuance Trust
3.59%                                 05/17/10                     85,000                  83,741
3.76%                                 08/15/08                    323,000                 323,156
BMW Vehicle Owner Trust
(Class B)
2.93%                                 03/25/09                    213,000                 209,824
Capital Auto Receivables Asset
Trust (Class A)
2.90%                                 04/17/06                     26,943                  26,944 (i)
Capital One Master Trust
(Class C)
6.70%                                 06/15/11                    200,000                 209,188 (b)
Chase Funding Mortgage Loan
Asset-Backed Certificates
3.13%                                 02/25/33                    405,827                 406,715 (i)
5.75%                                 05/25/32                     32,000                  31,470
Citibank Credit Card
Issuance Trust
3.25%                                 03/07/08                    325,000                 325,874 (i)
4.45%                                 04/07/10                    274,000                 272,416
6.65%                                 05/15/08                     56,000                  57,542
Countrywide Asset-Backed
Certificates
3.10%                                 07/25/31                     14,480                  14,481 (i)
3.28%                                 05/25/33                     72,294                  72,477 (i)
Countrywide Home Equity Loan
Trust (Class A)
3.04%                                 07/15/27                    238,316                 238,576 (i)
Daimler Chrysler Auto Trust
(Class B)
2.85%                                 08/08/10                     60,000                  57,986
Discover Card Master Trust I
(Class A)
2.99%                                 11/15/07                    350,000                 350,077 (i)
Federal National Mortgage Assoc.
3.95%                                 12/26/31                    317,000                 315,816
Fleet Credit Card Master
Trust II (Class A)
5.60%                                 12/15/08                    200,000                 203,676
Fleet Home Equity Loan Trust
(Class A)
3.10%                                 01/20/33                    739,306                 740,067 (i)
Ford Credit Auto Owner Trust
(Class B)
4.79%                                 11/15/06                    217,000                 218,011
Ford Credit Floorplan Master
Owner Trust (Class A)
2.85%                                 07/15/09                  2,500,000               2,501,066 (i)
MBNA Credit Card Master Note
Trust (Class C)
4.05%                                 01/15/08                    138,000                 138,352
MBNA Master Credit Card Trust
USA (Class A)
3.07%                                 08/15/08                    300,000                 300,710 (i)
Merrill Lynch Home Equity Loan
3.03%                                 09/25/27                     33,017                  33,019 (i)
Mid-State Trust
7.54%                                 07/01/35                      3,484                   3,672
Peco Energy Transition Trust
6.52%                                 12/31/10                    192,000                 208,324
Residential Asset Mortgage
Products Inc. (Class A)
3.13%                                 06/25/32                    223,524                 223,792 (i)
Residential Asset Mortgage
Products, Inc.
3.18%                                 12/25/33                    430,944                 432,317 (i)
Residential Asset
Securities Corp.
3.10%                                 07/25/32                     46,933                  47,030 (i)
Saxon Asset Securities
Trust (Class A)
3.25%                                 12/25/32                    164,932                 165,107 (i)
Wells Fargo Home Equity Trust
3.97%                                 09/25/24                     77,000                  75,813 (i)
                                                                                        8,998,239

CORPORATE NOTES - 29.7%
Abbey National PLC
7.95%                                 10/26/29                    200,000                 255,561
Ainsworth Lumber Co. Ltd.
6.75%                                 03/15/14                    320,000                 300,000
Alberta Energy Co. Ltd.
7.38%                                 11/01/31                     65,000                  77,665
Allegiance Corp.
7.00%                                 10/15/26                    210,000                 229,021
Allied Waste North America
7.25%                                 03/15/15                    350,000                 332,500 (b)
Allstate Financial
Global Funding
5.25%                                 02/01/07                    250,000                 254,448 (b)
Allstate Life Global
Funding Trusts
3.85%                                 01/25/08                    220,000                 216,487
Ameren Corp.
4.26%                                 05/15/07                     45,000                  44,857
America Movil S.A. de C.V.
5.75%                                 01/15/15                    160,000                 154,648
6.38%                                 03/01/35                    165,000                 149,065
American Electric Power Co.
Inc. (Series D)
5.25%                                 06/01/15                     90,000                  88,646
American Greetings
6.10%                                 08/01/28                     70,000                  72,975
Appalachian Power Co. (Series G)
3.60%                                 05/15/08                    150,000                 145,561
Argentine Beverages
Financial Trust
7.38%                                 03/22/12                     80,000                  78,000 (b)
Assurant, Inc.
6.75%                                 02/15/34                    130,000                 141,176
AT&T Wireless Services Inc.
7.35%                                 03/01/06                    130,000                 134,074
8.75%                                 03/01/31                    220,000                 290,063
Auburn Hills Trust
12.38%                                05/01/20                    150,000                 234,825
Banco Santander Chile
5.38%                                 12/09/14                    215,000                 213,050 (b)
Bank of America Corp.
3.88%                                 01/15/08                    215,000                 212,236
7.40%                                 01/15/11                    320,000                 361,231
Bavaria S.A.
8.88%                                 11/01/10                    115,000                 124,775 (b)
BB&T Corp.
4.75%                                 10/01/12                     80,000                  78,548
BBVA Bancomer Capital Trust I
10.50%                                02/16/11                     30,000                  31,350 (b)
BellSouth Corp.
6.00%                                 11/15/34                    195,000                 194,401
Belo Corp.
8.00%                                 11/01/08                    185,000                 202,543
Boeing Co.
8.75%                                 08/15/21                    105,000                 141,349
British Aerospace Finance, Inc.
7.50%                                 07/01/27                    125,000                 146,203 (b)
British Telecommunications PLC
8.38%                                 12/15/10                    135,000                 156,846
Burlington Northern
Santa Fe Corp.
8.13%                                 04/15/20                    265,000                 334,523
Campbell Soup Co.
5.50%                                 03/15/07                    160,000                 163,577
Carolina Power & Light Co.
5.15%                                 04/01/15                     80,000                  79,592
6.13%                                 09/15/33                    190,000                 200,023
Case New Holland, Inc.
6.00%                                 06/01/09                    480,000                 456,000 (b)
Charter One Bank FSB
6.38%                                 05/15/12                    115,000                 124,058
Citigroup Inc.
5.85%                                 12/11/34                    290,000                 295,326
6.63%                                 06/15/32                     80,000                  89,779
Clear Channel
Communications, Inc.
4.63%                                 01/15/08                    255,000                 253,322
CNA Financial Corp.
5.85%                                 12/15/14                    260,000                 258,198
CNF Inc.
6.70%                                 05/01/34                    135,000                 144,765
Comcast Cable Communications
Holdings, Inc.
8.38%                                 03/15/13                     50,000                  59,467
9.46%                                 11/15/22                    170,000                 231,235
ConAgra Foods, Inc.
6.00%                                 09/15/06                    250,000                 256,517
Consolidated Natural Gas Co.
5.38%                                 11/01/06                    255,000                 259,242
Consumers Energy Co.
5.15%                                 02/15/17                    125,000                 121,273
Consumers Energy Co. (Series L)
5.00%                                 02/15/12                    160,000                 158,018
Countrywide Home Loans, Inc.
5.63%                                 05/15/07                    100,000                 102,258
COX Communications, Inc.
5.45%                                 12/15/14                    200,000                 194,702 (b)
CSX Corp.
5.50%                                 08/01/13                     85,000                  86,622
CSX Transportation, Inc.
9.75%                                 06/15/20                    105,000                 144,670
DBS Bank Ltd.
5.00%                                 11/15/19                    235,000                 227,565 (b)
Deutsche Telekom International
Finance BV
5.25%                                 07/22/13                    200,000                 200,604
Dominion Resources Inc.
(Series B)
4.13%                                 02/15/08                    130,000                 128,599
Dominion Resources Inc.
(Series G)
3.66%                                 11/15/06                    330,000                 327,422
Duke Capital LLC
4.30%                                 05/18/06                     90,000                  90,135
4.33%                                 11/16/06                    135,000                 135,091
5.50%                                 03/01/14                    125,000                 125,050
6.25%                                 02/15/13                     55,000                  57,805
Duke Energy Corp.
4.50%                                 04/01/10                    155,000                 153,391
El Paso Production Holding Co.
7.75%                                 06/01/13                    320,000                 324,000
Empresa Nacional de
Electricidad S.A.
7.75%                                 07/15/08                     85,000                  90,573
Enterprise Products
Operating LP
4.00%                                 10/15/07                    245,000                 239,861
EOP Operating LP (REIT)
7.75%                                 11/15/07                    335,000                 360,525
European Investment Bank
4.63%                                 03/01/07                     45,000                  45,540
FirstEnergy Corp. (Series B)
6.45%                                 11/15/11                    410,000                 432,568
Flextronics International Ltd.
6.25%                                 11/15/14                    480,000                 456,000
Ford Motor Co.
7.45%                                 07/16/31                     30,000                  27,103
Ford Motor Credit Co.
5.63%                                 10/01/08                    120,000                 115,240
5.80%                                 01/12/09                    180,000                 173,657
7.38%                                 02/01/11                    225,000                 225,013
FPL Group Capital Inc.
(Series A)
4.09%                                 02/16/07                    185,000                 184,545
General Mills, Inc.
5.13%                                 02/15/07                    110,000                 111,740
General Motors Acceptance Corp.
6.13%                                 09/15/06                     85,000                  84,301
7.25%                                 03/02/11                    100,000                  92,650
8.00%                                 11/01/31                    233,000                 202,460
Georgia Power Co.
4.88%                                 07/15/07                    200,000                 202,132
Georgia-Pacific Corp.
8.13%                                 05/15/11                    110,000                 121,275
Goldman Sachs Group, Inc.
5.25%                                 10/15/13                    470,000                 468,596
6.60%                                 01/15/12                     20,000                  21,685
Goodrich Corp.
7.10%                                 11/15/27                    185,000                 210,740
GTE Corp.
6.94%                                 04/15/28                    240,000                 259,707
Halliburton Co.
8.75%                                 02/15/21                    365,000                 478,922
Hertz Corp.
6.35%                                 06/15/10                    135,000                 130,239
Household Finance Corp.
6.38%                                 11/27/12                    135,000                 145,400
6.50%                                 11/15/08                    150,000                 159,294
HSBC Bank USA NA
3.88%                                 09/15/09                    425,000                 411,201
HSBC Capital Funding LP
(Series 1)
9.55%                                 12/31/49                     65,000                  78,406 (b,i)
HSBC Finance Corp.
6.75%                                 05/15/11                    335,000                 365,685
Huntington National Bank
2.75%                                 10/16/06                    220,000                 215,526
Hydro Quebec
8.25%                                 04/15/26                     95,000                 130,935
Intelsat Bermuda Ltd.
8.63%                                 01/15/15                    320,000                 326,400 (b)
International Business
Machines Corp.
3.80%                                 02/01/08                    115,000                 113,514
iStar Financial Inc.
6.00%                                 12/15/10                    200,000                 203,778
7.00%                                 03/15/08                     40,000                  42,382
Jersey Central Power & Light
5.63%                                 05/01/16                    105,000                 107,442
John Hancock Funds
6.50%                                 03/01/11                    200,000                 216,165 (b)
JPMorgan Chase Capital XV
(Series O)
5.88%                                 03/15/35                    170,000                 164,171
Kellogg Co. (Series B)
6.60%                                 04/01/11                    250,000                 271,269
Kerr-McGee Corp.
5.88%                                 09/15/06                    140,000                 142,532
KeySpan Corp.
5.80%                                 04/01/35                    170,000                 170,753
Kinder Morgan Energy
Partners LP
5.13%                                 11/15/14                    155,000                 150,764
Kinder Morgan, Inc.
6.50%                                 09/01/12                    160,000                 171,705
Kraft Foods Inc.
4.13%                                 11/12/09                    405,000                 393,942
Liberty Media Corp.
5.70%                                 05/15/13                    320,000                 301,636
Lockheed Martin Corp.
8.50%                                 12/01/29                     25,000                  33,624
Masco Corp.
6.75%                                 03/15/06                    375,000                 384,300
May Department Stores Co.
6.70%                                 07/15/34                    160,000                 164,963
Medco Health Solutions, Inc.
7.25%                                 08/15/13                    170,000                 187,911
Meritage Homes Corp.
6.25%                                 03/15/15                    480,000                 451,200 (b)
MGM Mirage
5.88%                                 02/27/14                    495,000                 467,156
Midamerican Energy Holdings Co.
3.50%                                 05/15/08                    200,000                 192,381
Monumental Global Funding III
(Series A)
5.20%                                 01/30/07                    250,000                 254,075 (b)
Morgan Stanley
4.00%                                 01/15/10                    255,000                 245,488
4.25%                                 05/15/10                     80,000                  77,734
Morgan Stanley Bank AG for
OAO Gazprom
9.63%                                 03/01/13                    140,000                 159,950 (b)
Motorola, Inc.
4.61%                                 11/16/07                    285,000                 285,744
Nationwide Mutual Insurance Co.
7.88%                                 04/01/33                     70,000                  84,204 (b)
Navistar International Corp.
6.25%                                 03/01/12                    495,000                 470,250 (b)
NB Capital Trust IV
8.25%                                 04/15/27                    110,000                 120,314
News America, Inc.
6.20%                                 12/15/34                    160,000                 158,203 (b)
Nexstar Finance, Inc.
7.00%                                 01/15/14                    320,000                 302,400 (b)
Noble Energy, Inc.
8.00%                                 04/01/27                    130,000                 163,175
Nordea Bank Sweden AB
5.25%                                 11/30/12                    140,000                 143,122 (b)
Norfolk Southern Corp.
7.05%                                 05/01/37                    240,000                 277,907
Norfolk Southern Railway Co.
9.75%                                 06/15/20                    145,000                 201,824
Northeast Utilities (Series B)
3.30%                                 06/01/08                    235,000                 226,239
Northrop Grumman Corp.
4.08%                                 11/16/06                     70,000                  69,910
Novelis Inc.
7.25%                                 02/15/15                    320,000                 313,600 (b)
Ocean Energy, Inc.
4.38%                                 10/01/07                     75,000                  74,505
Ohio Power Co. (Series E)
6.60%                                 02/15/33                     65,000                  72,025
Pacific Gas & Electric Co.
6.05%                                 03/01/34                    100,000                 102,319
PanAmSat Corp.
9.00%                                 08/15/14                    320,000                 337,600
Pemex Finance Ltd.
9.03%                                 02/15/11                    250,000                 280,028
9.69%                                 08/15/09                    243,000                 268,298
Pemex Project Funding
Master Trust
7.38%                                 12/15/14                     30,000                  31,920
Petrobras International
Finance Co.
9.75%                                 07/06/11                     90,000                 102,375
Pioneer Natural Resources Co.
6.50%                                 01/15/08                    240,000                 253,539
Potomac Edison Co.
5.35%                                 11/15/14                     95,000                  94,319 (b)
Principal Life Global Funding I
5.25%                                 01/15/13                    160,000                 162,692 (b)
Procter & Gamble - ESOP
(Series A)
9.36%                                 01/01/21                    305,000                 394,991
Protective Life Secured Trust
4.00%                                 10/07/09                     55,000                  53,404
PSI Energy, Inc.
6.65%                                 06/15/06                    115,000                 118,003
Public Service Company of
New Mexico
4.40%                                 09/15/08                    185,000                 182,431
Puget Energy, Inc.
3.36%                                 06/01/08                    125,000                 120,651
Quest Diagnostics
6.75%                                 07/12/06                    115,000                 118,501
Rabobank Capital Funding Trust
5.25%                                 12/29/49                    130,000                 128,754 (b,i)
Raytheon Co.
4.85%                                 01/15/11                    130,000                 129,625
6.40%                                 12/15/18                    140,000                 149,998
RBS Capital Trust I
5.51%                                 09/29/49                    195,000                 195,263 (i)
Reckson Operating
Partnership LP
5.88%                                 08/15/14                    140,000                 143,919
Rogers Wireless
Communications, Inc.
7.50%                                 03/15/15                    255,000                 263,288
Royal Bank of Canada
4.13%                                 01/26/10                    165,000                 161,494
Royal Bank of Scotland
Group PLC
7.65%                                 08/31/49                     35,000                  42,650 (i)
SBC Communications Inc.
5.10%                                 09/15/14                    170,000                 165,723
Scottish Power PLC
4.91%                                 03/15/10                    150,000                 150,022
Shurgard Storage Centers
Inc. (REIT)
5.88%                                 03/15/13                    220,000                 224,278
Simon Property Group LP
4.88%                                 08/15/10                    150,000                 148,032
Sinclair Broadcast Group, Inc.
8.00%                                 03/15/12                    320,000                 326,400
SLM Corp.
4.00%                                 01/15/09                    130,000                 127,306
Southern California Edison Co.
8.00%                                 02/15/07                     39,000                  41,488
Sprint Capital Corp.
4.78%                                 08/17/06                    320,000                 321,968 (k)
6.00%                                 01/15/07                    180,000                 184,491
6.13%                                 11/15/08                    230,000                 240,391
7.63%                                 01/30/11                     65,000                  72,647
8.38%                                 03/15/12                    215,000                 251,353
8.75%                                 03/15/32                     90,000                 116,828
State of Illinois
4.95%                                 06/01/23                    195,000                 188,635
5.10%                                 06/01/33                    130,000                 124,058
Stewart Enterprises, Inc.
6.25%                                 02/15/13                    350,000                 339,500 (b)
Telecom Italia Capital S.A.
(Series B)
5.25%                                 11/15/13                    200,000                 197,351
Telefonos de Mexico
S.A. de C.V.
4.50%                                 11/19/08                    165,000                 162,418
4.75%                                 01/27/10                    215,000                 209,842 (b)
5.50%                                 01/27/15                    180,000                 170,217 (b)
TELUS Corp.
7.50%                                 06/01/07                    220,000                 234,048
Tenet Healthcare Corp.
6.38%                                 12/01/11                    320,000                 295,200
Time Warner, Inc.
9.13%                                 01/15/13                    200,000                 247,645
Toyota Motor Credit Corp.
2.89%                                 09/15/06                  2,000,000               1,998,616 (i)
TXU Electric Delivery Co.
6.38%                                 05/01/12                    325,000                 347,497
Tyco International Group S.A.
5.80%                                 08/01/06                    200,000                 204,030
6.75%                                 02/15/11                    100,000                 108,834
Tyson Foods, Inc.
7.25%                                 10/01/06                    120,000                 125,088
UBS Preferred Funding Trust I
8.62%                                 10/29/49                    130,000                 152,737 (i)
Union Pacific Corp.
6.65%                                 01/15/11                    170,000                 184,786
United Rentals North
America, Inc.
7.75%                                 11/15/13                    335,000                 324,950
US Bank National Assoc.
2.85%                                 11/15/06                     45,000                  44,142
Valero Energy Corp.
6.88%                                 04/15/12                     25,000                  27,684
7.50%                                 04/15/32                     25,000                  30,132
Verizon
6.50%                                 09/15/11                    135,000                 146,024
Verizon Global Funding Corp.
7.75%                                 06/15/32                     20,000                  24,815
VTB Capital S.A.
4.43%                                 07/30/07                    100,000                 103,690 (d,i)
Washington Mutual, Inc.
5.63%                                 01/15/07                      5,000                   5,115
Westar Energy, Inc.
5.15%                                 01/01/17                     90,000                  88,085
Weyerhaeuser Co.
6.13%                                 03/15/07                    192,000                 197,673
Wisconsin Electric Power
3.50%                                 12/01/07                    160,000                 156,691
Wisconsin Energy Corp.
5.88%                                 04/01/06                     73,000                  74,347
Yara International ASA
5.25%                                 12/15/14                    130,000                 128,282 (b)
                                                                                       38,294,230

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 10.7%

Bear Stearns Commercial
Mortgage Securities
3.88%                                 08/13/39                    495,000                 479,001
4.68%                                 08/13/39                    450,000                 439,940
6.02%                                 02/14/31                    300,000                 314,156
Bear Stearns Commercial
Mortgage Securities (Class B)
6.20%                                 02/14/31                     25,000                  26,656
CalSTRS Trust
4.13%                                 11/20/12                    529,000                 525,380 (b)
Crusade Global Trust (Class A)
3.23%                                 09/18/34                    235,400                 236,009 (i)
CS First Boston Mortgage
Securities Corp.
1.58%                                 03/15/35                  3,917,646                 222,487 (b,i)
4.60%                                 03/15/35                    237,000                 231,118
6.13%                                 04/15/37                    175,000                 186,674
6.67%                                 01/15/37                  1,092,346                  28,006 (b,d,i)
First Union-Lehman Brothers-
Bank of America
6.56%                                 11/18/35                    168,000                 176,747
GMAC Commercial Mortgage
Securities Inc. (Class A)
4.92%                                 12/10/41                    310,000                 304,041 (i)
GMAC Commercial Mortgage
Securities Inc. (Class X)
4.56%                                 12/10/41                  4,619,000                 147,941 (d,i)
GMAC Commercial Mortgage
Securities, Inc.
6.42%                                 05/15/35                    361,000                 379,952
7.00%                                 12/10/41                  9,669,506                 163,539 (b,d,i)
Granite Mortgages PLC
2.26%                                 01/20/43                  1,408,714               1,409,937 (i)
GS Mortgage Securities Corp. II
3.09%                                 11/15/15                    450,000                 450,395 (b,i)
Impac CMB Trust (Class A)
3.23%                                 12/25/33                    639,422                 640,933 (i)
3.28%                                 11/25/32                    306,633                 307,174 (i)
JPMorgan Chase Commercial
Mortgage Securities Corp.
1.22%                                 01/12/39                  3,055,000                 150,942 (b,i)
6.47%                                 11/15/35                    190,000                 205,654
JPMorgan Chase Commercial
Mortgage Securities Corp.
(Class A)
4.92%                                 10/15/37                    301,000                 298,076 (i)
LB-UBS Commercial
Mortgage Trust
4.06%                                 09/15/27                    495,000                 483,713 (i)
4.20%                                 12/15/29                    163,000                 160,001
4.38%                                 03/15/34                    682,879                  13,871 (b,d,i)
4.49%                                 01/18/12                  3,527,000                 135,624 (d)
4.51%                                 12/15/29                    163,000                 159,763
4.56%                                 07/15/37                  6,232,000                 112,955 (b,d,i)
6.23%                                 03/15/26                    130,000                 137,392
6.27%                                 02/15/40                  2,748,041                  60,972 (b,d)
8.21%                                 09/15/37                  3,331,084                  53,089 (b,d,i)
8.71%                                 03/15/36                  3,261,305                  87,648 (b,d,i)
LB-UBS Commercial Mortgage
Trust (Class A)
4.31%                                 02/15/30                    282,000                 277,090
6.13%                                 12/15/30                    172,000                 183,464
6.65%                                 11/15/27                    144,000                 157,162
LB-UBS Commercial Mortgage
Trust (Class B)
6.65%                                 07/14/16                     34,000                  37,113 (b)
Master Alternative Loans Trust
5.00%                                 08/25/18                    270,791                  36,472 (g)
6.50%                                 08/25/34 - 01/25/35         599,811                 620,805
Morgan Stanley Capital I
5.17%                                 01/14/42                    400,000                 401,980 (i)
7.11%                                 04/15/33                    513,000                 558,361
Morgan Stanley Capital I
(Class A)
4.66%                                 09/13/45                    265,000                 257,800
Morgan Stanley Capital I
(Class D)
6.58%                                 07/15/30                    159,000                 174,263 (i)
Morgan Stanley Dean Witter
Capital I
4.36%                                 10/15/35                  1,256,000                  35,260 (b,d,i)
6.46%                                 02/15/33                     50,000                  52,127
7.07%                                 04/15/34                    799,000                  15,365 (b,d,i)
7.20%                                 10/15/33                    199,000                 219,714
Morgan Stanley Dean Witter
Capital I (Class A)
5.98%                                 02/15/31                     25,117                  25,340
6.39%                                 10/15/35                    150,000                 162,070
6.54%                                 02/15/31                     50,000                  52,657
Morgan Stanley Dean Witter
Capital I (Class X)
1.50%                                 02/01/31                    542,267                  24,819 (b,i)
Nomura Asset Securities Corp.
(Class A)
6.59%                                 03/15/30                    500,000                 529,033
Puma Finance Ltd. (Class A)
2.80%                                 10/11/34                    370,471                 370,489 (i)
Wachovia Bank Commercial
Mortgage Trust
3.33%                                 03/15/15                     89,351                  89,534 (b,i)
4.38%                                 10/15/41                    271,000                 267,199
Wachovia Bank Commercial
Mortgage Trust (Class B)
4.89%                                 10/15/41                    256,000                 249,980
4.95%                                 10/15/41                    312,000                 305,596
                                                                                       13,833,479

SOVEREIGN BONDS - 1.7%

Government of Bahamas
6.63%                                 05/15/33                    135,000                 154,763 (b)
Government of Brazil
11.00%                                08/17/40                    260,000                 289,380
Government of Finland
4.75%                                 03/06/07                    140,000                 142,092
Government of Guatemala
10.25%                                11/08/11                    100,000                 116,125 (b)
Government of Italy
4.50%                                 01/21/15                    110,000                 106,767
Government of Jamaica
10.63%                                06/20/17                    100,000                 105,500
Government of Mexico
6.75%                                 09/27/34                    185,000                 180,375
Government of Panama
7.25%                                 03/15/15                    155,000                 153,838
Government of Philippines
10.63%                                03/16/25                    115,000                 123,050
Government of Russia
5.00%                                 03/31/30                    405,000                 416,138 (b,k)
Government of Turkey
7.25%                                 03/15/15                    145,000                 141,738
Ontario Electricity
Financial Corp.
7.45%                                 03/31/13                     28,000                  33,097
Province of New Brunswick
3.50%                                 10/23/07                    160,000                 157,389
Province of Ontario
5.13%                                 07/17/12                     25,000                  25,736
                                                                                        2,145,988

TOTAL BONDS AND NOTES                                                                 136,576,380
 (COST $139,179,292)

                                                                  NUMBER OF
                                                                   SHARES                 VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                        260                $263,874 (b,i)
 (COST  $268,450)


                                                                  NUMBER OF
                                                                  CONTRACTS               VALUE
-------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------

CALL OPTIONS
U S Treasury Notes 5 Yr. Futures                                       56                  $5,418

PUT OPTIONS
U S Treasury Notes 5 Yr. Futures                                       56                  22,918

TOTAL PURCHASED OPTIONS                                                                    28,336
(COST $28,336)

TOTAL INVESTMENTS IN SECURITIES                                                       136,868,590
(COST  $139,476,078)

                                                                  NUMBER OF
                                                                   SHARES                 VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
-------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                                           3,616,499            $  3,616,499 (d,l)
 (COST  $3,616,499)

TOTAL INVESTMENTS                                                                     140,485,089
 (COST  $143,092,578)

LIABILITIES IN EXCESS OF
OTHER ASSETS, NET - (8.9)%                                                            (11,447,900)
                                                                                     ------------
NET ASSETS - 100.0%                                                                  $129,037,189
                                                                                     ============

-------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following written option contracts open at March 31, 2005:

                                                               EXPIRATION DATE/
CALL OPTIONS                                                     STRIKE PRICE          NUMBER OF CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $12,082)                              Apr 05 / 107.50                 56                $(12,082)

                                                              EXPIRATION DATE/
PUT OPTIONS                                                    STRIKE PRICE            NUMBER OF CONTRACTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures
 (Written Option Premium $11,207)                              Apr 05 / 106.50                 56                $(11,207)


The GEI Income Fund had the following long futures contracts open at March 31, 2005:


                                                                                                CURRENT
                                                            EXPIRATION          NUMBER OF       NOTIONAL        UNREALIZED
DESCRIPTION                                                    DATE             CONTRACTS        VALUE         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5 Yr. Futures                             June 2005               61        $6,532,719         $(28,624)


The GEI Income Fund had the following short futures contracts open at March 31, 2005:

                                                                                                CURRENT
                                                            EXPIRATION          NUMBER OF       NOTIONAL        UNREALIZED
DESCRIPTION                                                    DATE             CONTRACTS        VALUE         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 10 Yr. Futures                            June 2005               48        $(5,244,750)       $(26,518)


GEI REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -  MARCH 31, 2005 (UNAUDITED)

                                              NUMBER OF
                                               SHARES             VALUE
---------------------------------------------------------------------------------
COMMON STOCK - 97.0%
---------------------------------------------------------------------------------

APARTMENT - 17.0%
Archstone-Smith Trust                         145,837        $  4,974,500
AvalonBay Communities Inc.                     59,700           3,993,333
BRE Properties                                 82,700           2,919,310
Equity Residential                            173,600           5,591,656
Essex Property Trust Inc.                      38,280           2,645,148
United Dominion Realty Trust Inc.             127,310           2,656,960
                                                               22,780,907

CONSUMER NON-CYLICAL - 2.9%
B&G Foods Inc.                                262,080           3,904,992

DIVERSIFIED - 2.3%
Duke Realty Corp.                              89,240           2,663,814
Northstar Capital Investment Corp.             30,000             119,400  (a,b,o)
Northstar Capital Investment Corp.             75,000             298,500  (a,b,o)
                                                                3,081,714

HOTELS RESTAURANTS & LEISURE - 11.8%
Host Marriott Corp.                           302,440           5,008,406
La Quinta Corp.                               332,560           2,826,760  (a)
Marriott International Inc. (Class A)          47,890           3,201,926
Starwood Hotels & Resorts
Worldwide Inc. (Class B)                       80,110           4,809,003
                                                               15,846,095

MANUFACTURED HOME - 1.0%
Equity Lifestyle Properties, Inc.              36,000           1,269,000

MORTGAGE - 2.9%
Capital Trust Inc. (Class A)                   70,250           2,330,895
RAIT Investment Trust                          58,240           1,561,997
                                                                3,892,892

OFFICE/INDUSTRIAL - 26.3%
AMB Property Corp.                            107,350           4,057,830
Boston Properties Inc.                         96,980           5,841,105
Equity Office Properties Trust                123,110           3,709,304
Glenborough Realty Trust Inc.                 112,500           2,151,000
Prologis                                      173,640           6,442,044
Reckson Associates Realty Corp.                43,500           1,335,450
Trizec Properties Inc.                        303,690           5,770,110
Vornado Realty Trust                           85,400           5,915,658
                                                               35,222,501

REGIONAL MALL - 19.0%
General Growth Properties Inc.                237,390           8,094,999
Macerich Co.                                   63,380           3,376,886
Simon Property Group, Inc.                    119,970           7,267,783
Tanger Factory Outlet Centrs                   83,040           1,826,880
Taubman Centers Inc.                           49,400           1,370,356
The Mills Corp.                                67,500           3,570,750
                                                               25,507,654

REITS - 2.5%
iStar Financial Inc.                           79,950           3,292,341

SHOPPING CENTER - 11.3%
Developers Diversified
Realty Corp.                                   98,850           3,929,288
Equity One Inc.                                98,190           2,021,732
Kimco Realty Corp.                             87,860           4,735,654
Regency Centers Corp.                          92,600           4,410,538
                                                               15,097,212

TOTAL COMMON STOCK                                            129,895,308
(COST $116,156,143)

---------------------------------------------------------------------------------
PREFERRED STOCK - 1.0%
---------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS - 1.0%
Accredited Mortgage Loan REIT
Trust (Series A)                               53,090           1,385,649
(COST $1,341,706)

---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.4%
---------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                         596,454             596,454  (d,l)
(COST $596,454)

TOTAL INVESTMENTS                                             131,877,411
(COST $118,094,304)

OTHER ASSETS AND LIABILITIES,
NET - 1.6%                                                      2,160,119
                                                             ------------
NET ASSETS  - 100.0%                                         $134,037,530
                                                             ============

GE INVESTMENTS FUNDS - NOTES TO SCHEDULES OF INVESTMENTS  March 31, 2005

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $417,900, $1,370,289, $9,481,637 or 0.31%, 2.31% & 7.35% of net assets for the GE Investments Real Estate Securities Fund, GE Investments International Equity Fund and GE Investments Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m)  Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(o)  Fair Valued Securities.

+    Percentages are based on net assets as of March 31, 2005.

*    Less than 0.1%.


ABBREVIATIONS:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SDR         Swedish Depository Receipt
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
SEK         Swedish Krona
TBA         To be Announced


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Investments Funds, Inc.

Date:  May 26, 2005